As filed with the Securities and Exchange Commission on September 10, 2025

File Nos. 333-183945 and 811-22747

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 117

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 118

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Camilla Nwokonko, Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

3400 Walnut Street, Suite 700

Denver, CO 80205

It is proposed that this filing will become effective: (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[ ]	on ________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on (date) pursuant to paragraph (a)(1)

[X]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary Prospectus	Subject to Completion	September 10, 2025

PROSPECTUS

[_______] [__], 2025

ALPS Series Trust

Fundsmith Equity ETF ([EXCHANGE]: [TICKER])

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

[TO BE UPDATED]

SUMMARY SECTION
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS
MANAGEMENT
PURCHASE AND REDEMPTION OF SHARES
HOW TO BUY AND SELL SHARES
FEDERAL INCOME TAXES
OTHER INFORMATION
FINANCIAL HIGHLIGHTS
ADDITIONAL INFORMATION ABOUT THE FUND
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SUMMARY SECTION

FUNDSMITH EQUITY ETF

Investment Objective

The Fundsmith Equity ETF seeks growth.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). Investors purchasing or selling Shares in the secondary market may be subject to fees and expenses (including customary brokerage commissions) charged by their broker and other fees to financial intermediaries. These fees and expenses are not included in the expense example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management (Unitary) Fee(1)	[___]%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[___]%

(1)	The Fund’s investment adviser, Fundsmith Investment Services Limited (“Fundsmith” or the “Adviser”), [provides investment advisory services and pays most of the fund’s operating expenses in return for a “unitary fee” (exclusive of brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business)].
(2)	Other expenses are estimated for the first year of operations.

Example

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same each year.

	One Year	Three Years
Although your actual costs may be higher or lower, based on these assumptions your costs would be:	$[__]	$[___]

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, there is no portfolio turnover information to report.

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Principal Investment Strategies

In pursuing its investment objective, the Fund will seek long-term growth in value by investing in listed equities on a global basis. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in equity securities. The Fund will invest primarily in common stock of U.S. and non-U.S. listed companies of any size.

The Fund will invest in companies that, in the Adviser’s view, meet the following criteria:

●	high quality companies that can sustain a high return on operating capital employed;
●	companies whose advantages are difficult to replicate;
●	companies with a high degree of certainty of growth from reinvestment of their cash flows at high rates of return;
●	companies that are resilient to change, particularly technological innovation;
●	companies which do not require significant leverage to generate returns; and
●	companies whose valuation is considered by the Adviser to be attractive.

The Adviser considers a company to be a non-U.S company if: (i) it is organized under the laws of a foreign country or maintains its principal offices or headquarters in a foreign country; (ii) its securities are principally traded in a foreign country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or has at least 50% of its assets in a foreign country. The Fund’s investments in non-U.S. securities may be in the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. The Fund will normally invest in a limited number of companies and hold a core position of between 20 and 30 securities, although the number of securities held by the Fund may occasionally exceed or fall below this range at times.

The Fund will allow for currency fluctuations associated with any currency exposure arising from within the operations of an investee business or from the holding of an investment denominated in a currency other than U.S. dollars.

Typically, the Adviser will exit a position if, in the Adviser’s view: (i) the investment case fundamentally weakens, (ii) the valuation becomes too expensive; or (iii) a superior investment opportunity is identified. Additionally, there may be instances where events impacting a specific company cause changes in the Fund’s portfolio, for example, in the event of a takeover of a company held by the Fund. The Adviser’s investment philosophy focuses on long-term investing, and under normal circumstances, the Adviser will not exit a position held by the Fund solely in response to a general market sell-off if the fundamentals of the company in question remain strong.

Principal Investment Risks

Investors should consider the following risk factors and special considerations associated with investing in the Fund, which may cause you to lose money. There is no guarantee that the Fund will meet its investment objective. The following is a description of the principal risks of the Fund, which may adversely affect its net asset value (“NAV”) and total return. There are other circumstances (including additional risks that are not described herein) which could prevent the Fund from achieving its investment objective.

ADR and GDR Risk. ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, including international trade, currency, political, regulatory and diplomatic risks.

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.

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Cash Transactions Risk. The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of portfolio securities may result in capital gains or losses and may also result in higher brokerage costs.

Currency Risk. Investing in securities denominated in a foreign currency entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S dollar. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency.

Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Fluctuation in Net Asset Value. The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on [___]. The Adviser cannot predict whether the Shares will trade below, at, or above their NAV.

Limited Number of Holdings Risk. The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.

Long-Term Investment Risk. In pursuing its investment objective, the Fund will seek long-term growth in value by investing in listed equities on a global basis. The Fund does not seek to engage in short-term trading strategies to generate returns. Accordingly, any investment in the Fund should be viewed as a long-term investment.

Market Maker Risk. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares.

New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time.

No Guarantee of Active Trading Market Risk. While Shares are listed on [____], there can be no assurance that active trading markets for the Shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or ‘‘step away’’ from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s holdings and the Fund’s NAV, which could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.

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Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Small-, Mid-, and Large-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Trading Issues Risk. Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

Performance Information

As of the date of this Prospectus, the Fund has not yet commenced investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Updated performance information, when available, will be available online at [_______].

Investment Adviser

Fundsmith Investment Services Limited is the investment adviser to the Fund, and ALPS Advisors, Inc., serves as the investment sub-adviser to the Fund.

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Portfolio Manager[(s)]

Terence Charles Smith serves as the Fund’s portfolio manager and is responsible for the day to day management of the Fund. Mr. Smith has served in such capacity since the inception of the Fund in [________].

Purchase and Redemption of Shares

Individual Shares may only be purchased and sold in secondary market transactions through a broker or dealer at a market price. Shares are listed for trading on the [_____] under the ticker symbol [____] and, because Shares trade at market prices rather than NAV, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the Fund (bid) and the lowest price a seller is willing to accept for Shares (ask) when buying or selling Shares in the secondary market (the “bid/ask spread”).

The median bid/ask spread for the Fund’s most recent fiscal year cannot be provided as the Fund did not have sufficient trading history to report trading information and related costs. Once available, information about the Fund’s NAV, market price, premiums and discounts, and the bid/ask spreads, is included on the Fund’s website at [____________].com.

Tax Information

The Fund’s distributions are taxable and will generally be taxed as ordinary income, capital gains, or qualified dividend income, except when your investment is in an IRA, 401(k) or other tax-qualified investment plan. Subsequent withdrawals from such a tax-qualified investment plan will be subject to special tax rules. Special rules will apply to distributions paid to shareholders who are foreign persons.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Shares through a broker-dealer or other financial intermediary, the Adviser or other related companies may pay the intermediary for the sale of Shares or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES, AND PRINCIPAL RISKS

This section describes the Fund’s investment objective and principal investment strategies. See “MORE ON THE FUND’S INVESTMENTS AND RELATED RISKS” in this Prospectus and the Statement of Additional Information for more information about the Fund’s investments and the risks of investing.

What is the Fund’s Investment Objective?

The Fundsmith Equity ETF seeks growth.

While there is no assurance that the Fund will achieve its investment objective, the Fund endeavors to do so by following the strategies and policies described in this Prospectus.

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What are the Fund’s Principal Investment Strategies?

In pursuing its investment objective, the Fund will seek long-term growth in value by investing in listed equities on a global basis. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus amounts borrowed for investment purposes) in equity securities. The Fund will invest primarily in common stock of U.S. and non-U.S. listed companies of any size.

The Fund will invest in companies that, in the Adviser’s view, meet the following criteria:

●	high quality companies that can sustain a high return on operating capital employed;
●	companies whose advantages are difficult to replicate;
●	companies with a high degree of certainty of growth from reinvestment of their cash flows at high rates of return;
●	companies that are resilient to change, particularly technological innovation;
●	companies which do not require significant leverage to generate returns; and
●	companies whose valuation is considered by the Adviser to be attractive.

The Adviser considers a company to be a non-U.S company if: (i) it is organized under the laws of a foreign country or maintains its principal offices or headquarters in a foreign country; (ii) its securities are principally traded in a foreign country; or (iii) it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in a foreign country, or has at least 50% of its assets in a foreign country. The Fund’s investments in non-U.S. securities may be in the form of sponsored and unsponsored American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

The Fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a small number of issuers than a diversified fund. The Fund will normally invest in a limited number of companies and hold a core position of between 20 and 30 securities, although the number of securities held by the Fund may occasionally exceed or fall below this range at times.

The Fund will allow for currency fluctuations associated with any currency exposure arising from within the operations of an investee business or from the holding of an investment denominated in a currency other than U.S. dollars.

Typically, the Adviser will exit a position if, in the Adviser’s view: (i) the investment case fundamentally weakens, (ii) the valuation becomes too expensive; or (iii) a superior investment opportunity is identified. Additionally, there may be instances where events impacting a specific company cause changes in the Fund’s portfolio, for example, in the event of a takeover of a company held by the Fund. The Adviser’s investment philosophy focuses on long-term investing, and under normal circumstances, the Adviser will not exit a position held by the Fund solely in response to a general market sell-off if the fundamentals of the company in question remain strong.

The Adviser has adopted a risk management process that takes account of the investment objectives and policies of the Fund and which enables the Adviser to measure and monitor the risk of the Fund’s positions and their contribution to the overall risk profile of the Fund.

More on the Fund’s Investments and Related Risks

The Fund’s investment objective and its principal investment strategies are described above under “Investment Objective and Principal Investment Strategies.” This section provides additional information about the Fund’s investment strategies and certain portfolio management techniques the Fund may use, as well as the principal and other risks that may affect the Fund’s portfolio. Additional information about some of these investments and portfolio management techniques and their associated risks is included in the Fund’s Statement of Additional Information (“SAI”), which is available without charge upon request (see back cover).

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Unless otherwise stated within its specific investment policies, the Fund may also generally invest in other types of domestic and foreign securities and use other investment strategies. These securities and strategies are not principal investment strategies of the Fund. If successful, they may benefit the Fund by earning a return on the Fund’s assets or reducing risk; however, they may not achieve the Fund’s objective. It is impossible to predict when, or for how long, the Fund will use these strategies. There can be no assurance that such strategies will be successful.

Illiquid Investments

The Fund may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business (within seven days). For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as “restricted securities”). Under procedures adopted by the Fund’s Board, certain restricted securities may be deemed liquid and will not be counted toward this 15% limit.

Changes to Investment Restrictions

The Board of Trustees may change, without shareholder approval, the Fund’s investment objective, investment strategy, and any policy in this prospectus or the Statement of Additional Information not specifically designated as “fundamental” (non-fundamental policies) without shareholder approval, except as otherwise indicated. Unless expressly stated otherwise in the Prospectus or the Statement of Additional Information, any investment policies or restrictions contained in the Prospectus or Statement of Additional Information are non-fundamental. Certain fundamental and non-fundamental policies of the Fund are set forth in the Statement of Additional Information under “Investment Restrictions.”

Investment Limitations

Except with respect to the illiquid investment restrictions set forth above and as otherwise required by the Investment Company Act of 1940, as amended, (the “1940 Act”) and the rules and regulations thereunder, all limitations on the Fund’s investments listed in this Prospectus will apply at the time of investment. The Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment. Unless otherwise indicated, references to assets in the percentage limitations on the Fund’s investments refer to total assets.

Temporary Defensive Investments

The Fund may depart from its principal investment strategies in response to extraordinary adverse market, economic or political conditions by taking temporary defensive positions which may constitute up to one hundred percent (100%) of the Fund’s total assets, in short-term debt securities, derivatives, cash and cash equivalents, shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Under such circumstances, the Fund may not achieve its investment objective. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Other Limitations on Changes to Fund Policies

The Fund’s policy to invest, under normal market conditions, at least 80% of its net assets (plus amounts borrowed for investment purposes) in equity securities may not be changed without a written notification to shareholders at least sixty (60) days prior to any such change, to the extent required by law.

What are the Principal Risks of Investing in the Fund?

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on the Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are summarized in the Fund’s “Summary Section” above and further described below. For additional information regarding risks of investing in the Fund, please see the Statement of Additional Information. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

ADR and GDR Risk

ADRs and GDRs may be subject to some of the same risks as direct investment in foreign companies, including international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the Depository’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the Depository’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through. GDRs can involve additional currency risk since, unlike ADRs, they may not be U.S. Dollar-denominated. ADRs and GDRs may not trade at parity with the associated underlying security.

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Authorized Participant Concentration Risk

Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. However, participants are not obligated to make a market in the Fund’s shares or submit purchase and redemption orders for creation units. To the extent that these institutions exit the business, reduce their role or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund’s shares may trade at a premium or discount to the Fund’s net asset value and possibly face delisting.

Cash Transactions Risk

The Fund may effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions and avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in a different ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares entirely in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of the Fund’s shares than for ETFs that distribute portfolio securities in-kind.

Currency Risk

Investing in securities denominated in a foreign currency entails the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the economy of the country or region utilizing the currency. Currency risk includes both the risk that currencies in which the Fund’s investments are traded, or currencies in which the Fund has taken an active investment position, will decline in value relative to the U.S dollar. In addition, it is possible that a currency (such as, for example, the euro) could be abandoned in the future by countries that have already adopted its use, and the effects of such an abandonment on the applicable country and the rest of the countries utilizing the currency are uncertain but could negatively affect the Fund’s investments denominated in the currency.

Many countries rely heavily upon export-dependent businesses and any strength in the exchange rate between a currency and the U.S. dollar or other currencies can have either a positive or a negative effect upon corporate profits and the performance of investments in the country or region utilizing the currency. Adverse economic events within such a country or region may increase the volatility of exchange rates against other currencies, subjecting the Fund’s investments denominated in such country’s or region’s currency to additional risks. In addition, certain countries, particularly emerging market countries, may impose foreign currency exchange controls or other restrictions on the transferability, repatriation or convertibility of currency.

Equity Risk

The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time due to general market conditions that are not specifically related to a particular company, such as inflation, supply chain disruptions, real or perceived adverse economic or political conditions throughout the world, war or political unrest, changes in the general outlook for corporate earnings, changes in interest or currency rates, natural disasters, the spread of infectious illness, including COVID-19 and its variants, or other public issues or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry, including tariffs and other similar economic arrangements. The impact of any of these occurrences may exacerbate other pre-existing political, social, financial, and economic risks in certain countries or the market in general and may last for an extended period of time.

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Fluctuation in Net Asset Value

The NAV of the Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on [___]. The Adviser cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of a Fund’s holdings trading individually or in the aggregate at any point in time. In addition, transactions by large shareholders may account for a large percentage of the trading volume on [___] and may, therefore, have a material effect on the market price of the Fund’s Shares.

Limited Number of Holdings Risk

The Fund may invest in a limited number of companies. As a result, an adverse event affecting a particular company may hurt the Fund’s performance more than if it had invested in a larger number of companies. In addition, the Fund’s performance may be more volatile than a fund that invests in a larger number of companies.

Long-Term Investment Risk

In pursuing its investment objective, the Fund will seek long-term growth in value by investing in listed equities on a global basis. The Fund does not seek to engage in short-term trading strategies to generate returns. Accordingly, any investment in the Fund should be viewed as a long-term investment.

Market Maker Risk

The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value and the price at which the Fund’s shares are trading on the Exchange, which could result in a decrease in value of the Fund’s shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

New Fund Risk

The Fund was recently formed and therefore has limited performance history for investors to evaluate. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

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No Guarantee of Active Trading Market Risk

While Shares are listed on [___], there can be no assurance that active trading markets for the Shares will be maintained by market makers or authorized participants. Decisions by market makers or authorized participants to reduce their role or ‘‘step away’’ from these activities in times of market stress may inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s holdings and the Fund’s NAV. Such reduced effectiveness could result in the Fund’s Shares trading at a discount to its NAV and also in greater than normal intraday bid/ask spreads for the Fund’s Shares. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity for the Fund’s Shares in turn could lead to differences between the market price of the Fund’s Shares and the Fund’s NAV per Share.

Non-Diversification Risk

The Fund is classified as a “non-diversified” investment company under the 1940 Act, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a “diversified fund”. To the extent the Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence. As a result, changes in the market value of a single security could cause greater fluctuations in the value of Fund shares than would occur in a diversified fund.

Non-U.S. Securities Risk

Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

Small-, Mid-, and Large-Capitalization Companies Risk

The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid. In addition, smaller capitalization companies may lack the management experience, financial resources and product diversification of larger companies. Smaller capitalization companies’ earnings and revenues may be less predictable, and there may be less publicly available information about these companies, which can affect the pricing of their shares. With respect to the Fund’s investments in large-capitalization companies, larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

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Trading Issues Risk

Trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in Fund shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small, the Fund does not have enough shareholders, or if the Fund is unable to proceed with creation and/or redemption orders.

MANAGEMENT

Investment Adviser

Fundsmith, subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser holds a Category 1 Global Business Licence issued by the Mauritian Financial Services Commission and is licensed as a CIS Manager under the Mauritian Securities Act 2005. The Adviser is also registered as an investment adviser with the SEC. The Adviser provides investment management services for Fundsmith branded funds, segregated mandates and another US mutual fund. The Adviser is a private limited company located in Mauritius and formed in 2014. The Adviser’s principal address is Black River Business Park, Black River, Mauritius, 90911.

Investment Sub-Adviser

ALPS Advisors, Inc. (the “Sub-Adviser”), serves as the Fund’s investment sub-adviser. The Sub-Adviser is paid by the Adviser and not the Fund. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser with respect to the Fund, the Sub-Adviser is responsible for the purchase, retention, and sale of the Fund’s portfolio securities, subject to the supervision of the Adviser and the oversight of the Board.

The Sub-Adviser commenced business operations in December 2006 upon the acquisition of an existing investment advisory operation and is registered with the Securities and Exchange Commission as an investment adviser. The Sub-Adviser’s principal address is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Investment Advisory and Investment Sub-Advisory Agreements

Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee of [__]% of the Fund’s average daily net assets. Pursuant to the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser an annual sub-advisory management fee of [__]% based on the Fund’s average daily net assets. The advisory and sub-advisory fees are paid on a monthly basis. [Pursuant to the Advisory Agreement, the Adviser provides investment advisory services and pays most of the Fund’s operating expenses in return for a “unitary fee” (exclusive of brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).]

The initial term of the Advisory and Sub-Advisory Agreements is two years. The Board may extend the Advisory and Sub-Advisory Agreements for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon sixty (60) days’ notice. The Adviser may terminate the Advisory Agreement upon [_____ (__) days’] notice. Information regarding the advisory and sub-advisory fees paid to the Adviser and Sub-Adviser will be provided once the Fund has operated for a full fiscal year.

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A discussion regarding the basis for the Board of Trustees’ approval of the Advisory and Sub-Advisory Agreements will be available in the Fund’s reports on Form N-CSR for the period ending [_______].

Portfolio Management

Terence Charles Smith serves as the Fund’s portfolio manager and is responsible for the day to day management of the Fund. Mr. Smith has served in such capacity since the inception of the Fund in [________].

Terence Charles Smith graduated in History from University College Cardiff in 1974. He worked for Barclays Bank from 1974-83 and became an Associate of the Chartered Institute of Bankers in 1976. He obtained an MBA at The Management College, Henley in 1979. He became a stockbroker with W Greenwell & Co in 1984 and was the top-rated bank analyst in London from 1984-89. In 1990 he became head of UK Company Research at UBS Phillips & Drew, a position from which he was dismissed in 1992 following the publication of his best selling book Accounting for Growth. He joined Collins Stewart shortly after, and became a director in 1996. In 2000 he became Chief Executive and led the management buy-out of Collins Stewart, which was floated on the London Stock Exchange five months later. In 2003 Collins Stewart acquired Tullett Liberty and followed this in 2004 with the acquisition of Prebon Group, creating the world's second largest inter-dealer broker. Collins Stewart and Tullett Prebon were demerged in 2006 with Mr. Smith remaining CEO of Tullett Prebon until September 2014. In 2010 he founded Fundsmith LLP where he is CEO and CIO. In 2012 he was appointed a Member of the New Zealand Order of Merit for services to New Zealand-UK relations following the success of his campaign to commemorate the New Zealander, Air Marshal Sir Keith Park.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation structure, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities of the Fund.

PURCHASE AND REDEMPTION OF SHARES

General

The shares are issued or redeemed by the Fund at NAV per share only in creation units. See “How to Buy and Sell Shares.”

Most investors buy and sell shares of the Fund in secondary market transactions through brokers. Shares of the Fund are listed for trading in the secondary market on [___]. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although shares are generally purchased and sold in “round lots” of 100 shares, brokerage firms typically permit investors to purchase or sell shares in smaller “odd lots,” at no per share price differential. When buying or selling shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction. The Fund trades on [___] at prices that may differ to varying degrees from the daily NAV of the shares. Given that the Fund’s shares can be issued and redeemed in creation units, large discounts and premiums to NAV should not be sustained for long. The Fund trades under [_____] ticker symbol [____].

Share prices are reported in dollars and cents per share.

Investors may acquire shares directly from the Fund, and shareholders may tender their shares for redemption directly to the Fund, only in creation units, as discussed in the “How to Buy and Sell Shares” section below.

Book-Entry

Shares are held in book-entry form, which means that no stock certificates are issued. The depository trust company (“DTC”) or its nominee is the record owner of all outstanding shares of a Fund and is recognized as the owner of all shares for all purposes (except for tax purposes).

Investors owning shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or “street name” form.

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HOW TO BUY AND SELL SHARES

Pricing Fund Shares

The trading price of the fund’s shares on [___] may differ from a Fund’s daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

[___] disseminates the approximate value of shares of the Fund every fifteen seconds. The approximate value calculations are based on local market prices and may not reflect events that occur subsequent to the local market’s close. As a result, premiums and discounts between the approximate value and the market price could be affected. This approximate value should not be viewed as a “real time” update of the NAV per share of a Fund because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value and the Fund does not make any warranty as to its accuracy.

The NAV per share for the Fund is determined once daily as of the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day the NYSE is open for trading, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers); and (b) U.S. fixed income assets may be valued as of the announced closing time for trading in fixed income instruments on any day that the securities industry and financial markets association announces an early closing time. Nav per share is determined by dividing the value of a Fund’s portfolio securities, cash and other assets (including accrued interest), less all liabilities (including accrued expenses), by the total number of shares outstanding.

The Fund’s equity securities are valued at the last reported sale price on the principal exchange on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Equity securities that are traded in over the counter markets are valued at the last quoted sales price in the markets in which they trade or, if there are no sales, at the mean of the most recent bid and asked prices. For securities traded on [___], the [___] official closing price generally will be used. Mutual funds, such as government money market funds, are valued at their last closing NAV. Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost provided such amount approximates market value. Securities for which market quotations (or other market valuations such as those obtained from a pricing service) are not readily available, including restricted securities, are valued by the Fund’s adviser, which pursuant to Rule 2a-5 under the 1940 act, has been designated as the valuation designee (“Valuation Designee”). Securities will be valued at fair value when market quotations (or other market valuations such as those obtained from a pricing service) are not readily available or are deemed unreliable, such as when a security’s value or meaningful portion of the Fund’s portfolio is believed to have been materially affected by a significant event. Such events may include a natural disaster, an economic event like a bankruptcy filing, a trading halt in a security, an unscheduled early market close or a substantial fluctuation in domestic and foreign markets that has occurred between the close of the principal exchange and the NYSE. In such a case, the value for a security is likely to be different from the last quoted market price. This, in turn, could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. In addition, due to the subjective and variable nature of fair market value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

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Debt securities, if any, are valued at market value. Market value generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. The Fund’s debt securities, if any, are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. To the extent the Fund’s debt securities are valued based on price quotations or other equivalent indications of value provided by a third-party pricing service, any such third-party pricing service may use a variety of methodologies to value some or all of the Fund’s debt securities to determine the market price. For example, the prices of securities with characteristics similar to those held by the Fund may be used to assist with the pricing process. In addition, the pricing service may use proprietary pricing models.

Trading in securities on many foreign securities exchanges and over the counter markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days that are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which a Fund’s NAV is not calculated and on which a Fund does not effect sales, redemptions and exchanges of its shares.

Creation Units

Investors such as market makers, large investors and institutions who wish to deal in creation units (large specified blocks of shares) directly with a Fund must have entered into an authorized participant agreement (such investors being “Authorized Participants” or “APs”) with ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) and be accepted by the transfer agent, or purchase through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchase and redemption of creation units. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

How to Buy Shares

In order to purchase creation units of the Fund, an AP must generally deposit a designated portfolio of securities (the “Deposit Securities”) and generally make a cash payment referred to as the “cash component.” To the extent permitted or specified, cash in lieu of some or all of the deposit securities, or substitution of securities, may be available. The list of the names and the amounts of the deposit securities is made available by the fund’s custodian through the facilities of the national securities clearing corporation (the “NSCC”) immediately prior to the opening of business each day of [___]. The cash component represents the difference between the NAV of a creation unit and the market value of the deposit securities.

Orders must be placed in proper form by or through either (i) a “participating party,” i.e., a broker-dealer or other participant in the clearing process of the continuous net settlement system of the NSCC (the “Clearing Process”) or (ii) a participant of the DTC (“DTC Participant”) that has entered into an agreement with the distributor, and accepted by the transfer agent, with respect to purchases and redemptions of creation units. All standard orders must be placed for one or more whole creation units of shares of a fund and must be received by the distributor in proper form no later than the close of regular trading on the NYSE (ordinarily 4:00 p.m. Eastern time) (“Closing Time”) in order to receive that day’s closing NAV per share. In the case of custom orders, as further described in the statement of additional information, the order must be received by the distributor no later than one hour prior to closing time in order to receive that day’s closing NAV per share. A custom order may be placed by an authorized participant in the event that the trust permits or requires the substitution of securities or the substitution of an amount of cash to be added to the cash component to replace any deposit security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.

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A fixed creation transaction fee of $[____] per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. An additional variable charge for transactions effected outside the Clearing Process or for cash creations or partial cash creations may also be imposed to compensate the Fund for the costs associated with buying the applicable securities. The Fund may adjust these fees from time to time based on actual experience. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any transfer taxes.

Shares of the Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain cash at least equal to 115% of the market value of the missing Deposit Securities on deposit with the Trust.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Legal Restrictions on Transactions in Certain Securities

An investor subject to a legal restriction with respect to a particular security required to be deposited in connection with the purchase of a Creation Unit may, at the Fund’s discretion, be permitted to deposit an equivalent amount of cash in substitution for any security which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Redemption of Shares

Shares may be redeemed only in Creation Units at their NAV and only on a day [____] is open for business. The Fund’s custodian makes available immediately prior to the opening of business each day of [____], through the facilities of the NSCC, the list of the names and the amounts of the Fund’s portfolio securities that will be applicable that day to redemption requests in proper form (“Fund Securities”). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions or partial cash redemptions are available or specified for the Fund as set forth below, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the transfer agent of a redemption request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less the applicable redemption fee and, if applicable, any transfer taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to the Fund equal to the differential, plus the applicable redemption fee and, if applicable, any transfer taxes will be required to be arranged for, by or on behalf of the redeeming shareholder.

An order to redeem Creation Units of the Fund may only be effected by or through an Authorized Participant. An order to redeem must be placed for one or more whole Creation Units and must be received by the transfer agent in proper form no later than the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) in order to receive that day’s closing NAV per Share. In the case of custom orders, as further described in the Statement of Additional Information, the Fund may, but is not required to, permit orders, including custom orders, until 4:00 p.m. Eastern time, or until the market close (in the event [___] closes early).

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A fixed redemption transaction fee of $[____] per transaction (the “Redemption Transaction Fee”) is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. An additional variable charge for cash redemptions or partial cash redemptions may also be imposed to compensate a Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. The Fund reserves the right to effect redemptions wholly or partially in cash. A shareholder may request a cash redemption or partial cash redemption in lieu of securities, however, the Fund may, in its discretion, reject any such request.

For more detailed information, see “Creation and Redemption of Creation Unit Aggregations” in the Statement of Additional Information.

Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser or its affiliates may make payments to broker-dealers or other financial intermediaries (each, an “Intermediary”) related to marketing activities and presentations, educational training programs, the support of technology platforms and/ or reporting systems, or their making shares of the Fund and certain other series of the Trust available to their customers. Such payments, which may be significant to the intermediary, are not made by the Fund. Rather, such payments are made by the Adviser or its affiliates from their own resources, which come directly or indirectly in part from fees paid by the Trust, including the Fund. Payments of this type are sometimes referred to as revenue-sharing payments. An Intermediary may make decisions about which investment options it recommends or makes available, or the level of services provided, to its customers based on the revenue-sharing payments it is eligible to receive. Therefore, such payments to an Intermediary create conflicts of interest between the Intermediary and its customers and may cause the Intermediary to recommend the Fund or other series of the Trust over another investment. More information regarding these payments is contained in the SAI. Please contact your salesperson or other investment professional for more information regarding any such payments his or her firm may receive from the Adviser or its affiliates.

Distributions

Dividends and Capital Gains. Fund shareholders are entitled to their share of the Fund’s income and net realized gains on its investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.”

The Fund realizes capital gains or losses whenever it sells securities. Net long-term capital gains are distributed to shareholders as “capital gain distributions.”

Income dividends, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Some portion of each distribution may result in a return of capital (which is a return of the shareholder’s investment in the Fund). Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital. Shareholders should read any written disclosure provided pursuant to Section 19(a) of and Rule 19a-1 under the 1940 Act carefully and should not assume that the source of any distribution from the Fund is net profit.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through which the Shares were purchased makes such option available.

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FEDERAL INCOME TAXES

The following is a description of material U.S. federal income tax consequences of owning and distributing shares of the Fund and of purchasing and redeeming Creation Units. The following information is a general summary of U.S. federal income tax consequences of investments in the, but it does not describe all of the U.S. federal income tax considerations that may be relevant to a decision of whether to invest in the Fund. Except where otherwise noted, this discussion does not describe tax considerations applicable to investors in the Fund subject to special tax rules, such as:

●	financial institutions and insurance companies;
●	regulated investment companies and real estate investment trusts;
●	dealers or traders in securities that use a mark-to-market method of tax accounting;
●	investors holding their shares as part of a larger integrated transaction, or as part of a straddle, wash sale, conversion transaction, or entering into a constructive sale of shares
●	entities classified for income tax purposes as partnerships or S corporations or that are otherwise pass-through entities for tax purposes, or that invest through such an entity; or
●	investors whose investment in the shares is made by or through a tax-exempt entity or tax-qualified retirement account.

This discussion applies only to persons who are beneficial owners of shares for federal income tax purposes and who hold their shares as capital assets. This discussion is based upon the Code, administrative guidance thereunder, and judicial decisions as of the date hereof, all of which is subject to change, possibly with retroactive effect.

All persons that are considering the purchase of shares should consult with their tax advisers regarding the U.S. federal, foreign, state and local tax consequences of the purchase, ownership and disposition of shares in the Fund.

Taxation of the Fund

The Fund expects, and the following discussion assumes, that it will qualify under the Code as regulated investment companies (“RICs”). To qualify as a RIC for a taxable year, the Fund must satisfy both an income test and an asset diversification test for such year, in addition to other requirements. The Fund cannot guarantee that it will qualify as a RIC for each taxable year. If the Fund fails to qualify as a RIC, it would be subject to U.S. federal income taxes at corporate tax rates on its taxable income, and income of the Fund would also be taxed to shareholders when distributed to them.

The Fund also intends to distribute its net investment income and any net capital gains (in excess of any capital loss carryovers) so that the Fund is not subject to U.S. federal income tax in general. If the Fund does not meet certain distribution requirements, the Fund may be subject to significant excise taxes. This discussion assumes that the Fund will qualify as a RIC and will satisfy these distribution requirements. There can be no guarantee that these assumptions will be correct.

Unless your investment in shares is made through a tax-exempt entity or tax-qualified retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when the Fund makes distributions to its shareholders; you sell your shares listed on the Exchange; or you purchase or redeem Creation Units.

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Taxation of U.S. Shareholders

The discussion in this section addresses the U.S. federal income tax consequences of an investment in the Fund only for U.S. persons (except where otherwise specifically noted) and does not address any foreign, state, or local tax consequences. For purposes of this discussion, U.S. persons are:

(i) U.S. citizens or residents;

(ii) U.S. corporations;

(iii) an estate whose income is subject to U.S. federal income taxation regardless of its source; or

(iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

Taxation of Fund Distributions

For U.S. federal income tax purposes, shareholders of RICs are generally subject to taxation based on the underlying character of the income and gain recognized by the RIC and distributed to shareholders.

Distributions of net capital gains that are properly reported by the Fund as capital gain dividends (“capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains, regardless of how long the shares of the Fund are held. Generally, distributions of earnings derived from ordinary income and short-term capital gains will be taxable as ordinary income whether or not the shareholder reinvests these amounts in additional shares of the Fund. Dividends declared and payable by the Fund during October, November or December to shareholders of record on a specified date in such months, if paid by the end of January, are generally taxable as if received in December. A portion of the Fund’s distributions may be derived from “qualified dividend income,” which may be taxed to individuals and other non-corporate shareholders at favorable rates applicable to long-term capital gains if the shareholder meets certain period requirements. Corporate shareholders may be able to take a 50% dividends-received deduction for a portion of the dividends received by the Fund; to the extent such dividends are attributable to dividends received by the Fund from a domestic corporation or to interest paid or accrued on certain high yield discount obligations owned by the Fund, provided certain holding period and other requirements are satisfied.

The Fund may realize long-term capital gains when it sells or redeems a security that it has owned for more than one year, and when it receives capital gain distributions from ETFs in which the Fund owns investments, or from transactions in section 1256 contracts (as discussed below). The Fund may realize ordinary income from certain distributions from ETFs, from foreign currency gains, from interest on indebtedness owned by the Fund and from other sources.

Section 1256 contracts owned by the Fund, including certain option transactions, certain foreign currency contracts and certain futures transactions, generally will be treated for income tax purposes as if sold for their fair market values (i.e., “marked to market”) on an annual basis, and resulting gains or losses generally are treated as sixty percent long-term capital gains or losses and forty percent short-term capital gains or losses.

Distributions paid by the Fund that are designated as “section 199A dividends” may be taxed to individual and other noncorporate shareholders at a reduced effective federal income tax rate provided that certain holding period requirements and other conditions are satisfied. Distributions paid by the Fund that are eligible to be treated as section 199A dividends for a taxable year may not exceed the “qualified REIT dividends” received by the Fund from REITs for the year reduced by the Fund’s allocable expenses. For more information, see the discussion in the SAI under “FEDERAL INCOME TAXES-Special Tax Considerations-Real Estate Investment Trusts.”

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Distributions of earnings are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of the Fund, while in effect a return of capital to you, the dividend or distribution is still taxable. An investor can avoid this result by investing soon after the Fund has paid a dividend.

The maximum long-term capital gain rate applicable to individuals is 20%, in addition to the 3.8% surtax on net investment income described under “Surtax on Net Investment Income,” below. For more information, see the SAI under “FEDERAL INCOME TAXES – Taxation of Fund Distributions.”

Sale of Exchange-Listed Fund Shares

A shareholder who sells exchange-listed shares of the Fund generally will recognize a taxable gain or a loss. The gain or loss will be equal to the difference between the amount received in the sale and the shareholder’s aggregate adjusted tax basis in the shares surrendered. Any loss realized on a disposition of shares of the Fund may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other substantially identical shares of the Fund within a period of 61 days beginning 30 days before the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund.

Any capital gain or loss realized upon the sale of shares of the Fund is generally treated as long-term capital gain or loss if the shares have been held for more than one year and as a short-term capital gain or loss if the shares have been held for one year or less. In certain situations, a loss on the sale of shares held for six months or less will be a long-term loss. The deductibility of capital losses is subject to significant limitations.

Purchase and Redemption of Creation Units

An Authorized Participant who purchases Creation Units in return for securities and any cash component generally will recognize a gain or a loss on the exchange equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate adjusted tax basis in the securities surrendered plus any cash component that the Authorized Participant pays. Persons exchanging equity securities for Creation Units should consult their tax advisor concerning the character and tax treatment of a resulting gain or loss.

An Authorized Participant who redeems Creation Units for securities of the Fund will generally recognize a gain or loss equal to the difference between the sum of the aggregate market value of the securities received plus the amount any cash received and the exchanger’s adjusted tax basis in the Creation Units. The deductibility of capital losses is subject to limitations.

All or a portion of any loss realized upon a taxable disposition of Creation Units will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares or units will be adjusted to reflect the disallowed loss.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Creation Units have been held for more than one year and as short-term capital gain or loss if the Creation Units have been held for one year or less. However, any loss realized upon a taxable disposition of Creation Units held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the Creation Units.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many shares you purchased or sold and at what price. See “FEDERAL INCOME TAXES – Cost Basis Reporting” in the SAI for a description of the requirement regarding basis determination methods applicable to share redemptions and the Fund’s obligation to report basis information to the Internal Revenue Service (the “IRS”).

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Taxation of Certain Investments

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes, which would reduce the Fund’s yield on those securities. Shareholders generally will not be entitled to claim a foreign tax credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions. The Fund may hold securities that are passive foreign investment companies or controlled foreign corporations for U.S. federal income tax purposes. For more information, see the SAI under “FEDERAL INCOME TAXES – Special Tax Considerations.”

The Fund may at times buy newly issued debt obligations at a price lower than their stated redemption price at maturity (“original issue discount”), especially during periods of rising interest rates. For U.S. federal income tax purposes, original issue discount will be included in the Fund’s ordinary income as such original issue discount accrues over the term of the instrument. Even though payment of that amount is not received until a later time (and might never be received), the amount of accrued original issue document will be distributed to shareholders as taxable dividends over the term of the instrument.

The Fund may also buy investments in the secondary market which are treated as having market discount. Market discount generally is the excess of a debt obligation’s stated redemption price at maturity over the basis of the obligation immediately atter acquisition by the taxpayer. Generally, gain recognized on the disposition of such an investment is treated as ordinary income for U.S. federal income tax purposes to the extent of the accrued market discount, but the Fund may elect instead to include the amount of market discount as ordinary income over the term of the instrument even though the Fund will not yet have received payment of such amounts.

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of a taxpayer that is an individual, and on the undistributed net investment income of certain trusts and estates to the extent that the taxpayer’s gross income as adjusted exceeds a threshold amount for a year. Net investment income will include, among other types of income, ordinary income dividends and capital gain distributions received from the Fund, as well as net gains from redemptions or other taxable disposition of the Fund’s shares, in each case net of deductions properly allocable to such income. For information regarding the surtax on net investment income, See the SAI under “FEDERAL INCOME TAXES – Surtax on Net Investment Income.”

Backup Withholding

The Fund is also required in certain circumstances to backup withhold on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who (i) has failed to provide a correct taxpayer identification number or (ii) is identified by the IRS as otherwise subject to backup withholding, or (iii) has failed to certify that the shareholder is a U.S. person not subject to backup withholding. The backup withholding tax rate is currently 24%. For more information regarding backup withholding, see the SAI under “FEDERAL INCOME TAXES – Backup Withholding.”

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Foreign Shareholders

This section applies only to Foreign Shareholders. A “Foreign Shareholder” is a foreign beneficial owner of shares of the Fund that, for U.S. income tax purposes, is a nonresident alien individual, a foreign corporation, a foreign trust or a foreign estate. This section does not apply, however, to Foreign Shareholders subject to special tax rules, such as:

●	former U.S. citizens and residents
●	expatriated or inverted entities;
●	a nonresident alien individual present in the United States for 183 days or more in a taxable year.
●	a controlled foreign corporation, passive foreign investment company, or a foreign government; or
●	a Foreign Shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the Foreign Shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the Foreign Shareholder as determined under such treaty.

Distributions paid by the Fund to a Foreign Shareholder that are properly reported by the Fund as capital gain dividends, short-term capital gain dividends, or interest-related dividends, will not be subject to withholding of U.S. federal income tax, except in certain circumstances as described in the SAI under “FEDERAL INCOME TAXES - Foreign Shareholders.” The Fund is permitted, but not required, to report eligible distributions as qualifying for such relief, and the Fund may choose not to report all such eligible distributions as qualifying for relief. Ordinary income dividends not eligible for such relief will generally be subject to withholding of U.S. federal income tax at a rate of 30% (or a lower applicable treaty rate).

Foreign Shareholder is generally not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund., on capital gain dividends or on short-term capital gain dividends or interest-related dividends, except in certain circumstances described in the SAI.

As described in the SAI, special tax and withholding rules would apply to Foreign Shareholders if shares of the Fund were to constitute “U.S. real property interests” (“USRPIs”) as defined in the Code, or, in certain cases, if the Fund’s distributions are attributable to gain from the sale or exchange of a USRPI.

To qualify for the exemption from U.S. withholding taxes on interest related dividends or short-term capital gains dividends, or for a reduced rate of withholding taxes under a U.S. income tax treaty on distributions from the Fund, a Foreign Shareholders must generally deliver to the withholding agent a properly executed form (generally, an applicable IRS Form W-8).

Information returns may be filed with the IRS reporting certain payments on shares of a Foreign Shareholder or proceeds from a sale or redemption of the Foreign Shareholder’s shares of the Fund. Foreign Shareholder may be subject to backup withholding on such payments unless the Foreign Shareholder certifies its non-U.S. status (generally on an applicable IRS Form W-8) under penalties of perjury or otherwise establishes an exemption from backup withholding. Amounts withheld as backup withholding from a Foreign Shareholder generally may be refunded or credited against the Foreign Shareholder’s federal income tax liability if certain required information is timely furnished to the IRS. To claim a refund of any backup withholding taxes or any Fund-level taxes imposed on undistributed net capital gains, a Foreign Shareholder must obtain a taxpayer identification number and file a U.S. federal income tax return.

Shares Held Through Foreign Accounts

Under provisions of the Code commonly referred to as “FATCA”, the Fund must withhold 30% of certain distributions that it pays to accounts held by foreign financial institutions or entities that fail to meet prescribed information reporting or certification requirements or, in certain cases, fail to agree with the IRS to undertake certain diligence, reporting and withholding requirements. Withholding under FATCA is separate from, and in addition to, withholding described above with respect to distributions paid by the Fund. In general, no withholding under FATCA will be required with respect to a U.S. person or non-U.S. individual that timely provides required certifications on a valid IRS Form W-9 or applicable IRS Form W-8, respectively. A non-U.S. entity that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status as either exempt from, or compliant with, FATCA in order to avoid FATCA withholding. A more complete description of FATCA can be found in the SAI. Non-U.S. persons should consult their tax advisors concerning documentation necessary to establish an exemption from, or compliance with, FATCA in connection with investing in the Fund. You should also consult with your tax advisor regarding the U.S. federal, foreign, state and local tax consequences of an investment in the Fund.

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OTHER INFORMATION

For purposes of the 1940 Act, the Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies, including Shares of the Fund. In reliance on an SEC exemptive order or rules under Section 12(d)(1) of the 1940 Act, registered investment companies may invest in exchange-traded funds offered by the Trust beyond the limits of Section 12(d)(1) subject to certain terms and conditions.

Disclosure of Portfolio Holdings

The Fund’s portfolio holdings will be disclosed each day on its website at www.alpsfunds.com. A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

Premium/Discount Information

Information regarding how often the Shares of the Fund traded on [___] at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the most recently completed calendar year and subsequent quarters, when available, will be available at www.alpsfunds.com.

FINANCIAL HIGHLIGHTS

The Fund has not yet commenced operations and therefore does not have a financial history.

ADDITIONAL INFORMATION ABOUT THE FUND

Shareholder Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. In the Fund’s annual report, when available, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In Form N-CSR, you will find the Fund’s annual and semi-annual financial statements.

Statement of Additional Information

The Statement of Additional Information (the “SAI”) provides more detailed information about the Fund. It is incorporated by reference into (is legally a part of) this Prospectus.

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Householding Relationships

The Fund sends only one report to a household if more than one account has the same address. Contact the Transfer Agent if you do not want this policy to apply to you.

How to Obtain Additional Information

The Fund’s SAI, annual and semi-annual reports to shareholders, and other information such as Fund financial statements are available, without charge, upon request, by contacting the Fund at [PHONE], by writing the Fund at Fundsmith Equity ETF, [______], or by calling your financial consultant. This information is also available free of charge on the Fund’s website at [_____].com.

Reports and other information about the Fund are available on the EDGAR Database on the Commission’s website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Investment Company Act File No. 811-22747

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The information in this statement of additional information (“SAI”) is not complete and may be changed. Shares of the Fund may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Preliminary SAI	Subject to Completion	September 10, 2025

STATEMENT OF ADDITIONAL INFORMATION

[_____], 2025

Name of Fund	Ticker	Exchange
Fundsmith Equity ETF	[___]	[____]

[_______]

This Statement of Additional Information (“SAI”) expands upon and supplements the information contained in the current prospectus dated [____], as supplemented from time to time (the “Prospectus”) for Shares (collectively, the “Shares”) of the Fundsmith Equity ETF (the “Fund”), which is a separate series of ALPS Series Trust, a Delaware statutory trust (the “Trust”). Each of the series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets with its own objective and policies. Fundsmith Investment Services Limited (“Fundsmith” or the “Adviser”) is the investment adviser of the Fund.

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the Fund’s current Prospectus. This SAI supplements and should be read in conjunction with the Prospectus, a copy of which may be obtained without charge by writing to the Fund at the address listed above, or by calling the Fund’s transfer agent at [_______]. The Fund’s most recent Annual Report, when available can be obtained free of charge, by calling the toll-free number printed above.

TABLE OF CONTENTS

[TO BE UPDATED]

Page
Classification, Investment Objectives and Policies
Investment Policies and Risks Applicable to the Fund
Additional Investment Activities and Risks Applicable to the Fund
Other Practices
Investment Limitations
Portfolio Turnover
Disclosure of Portfolio Holdings
Portfolio Transactions and Brokerage
Trustees and Officers
Investment Managers
Distributor
Code of Ethics
Administrator
Proxy Voting Policies and Procedures
Principal Shareholders
Expenses
Portfolio Managers
Net Asset Value
Federal Income Taxes
Description of the Trust
Other Information about the Fund
Performance Information
Financial Statements
Appendix A — Description of Securities Ratings	A-1
Appendix B — Proxy Voting Policy, Procedures and Guidelines	B-1

CLASSIFICATION, INVESTMENT OBJECTIVES AND POLICIES

ALPS Series Trust

This SAI includes information about the Fundsmith Equity ETF. The Fund is a series of the Trust, an open-end, management investment company organized as a Delaware statutory trust on November 30, 1993.

Classification

The Investment Company Act of 1940, as amended (the “1940 Act”), classifies mutual funds as either diversified or non-diversified. The Fund is classified as non-diversified.

EXCHANGE LISTING AND TRADING

The Fund’s shares have been approved for listing and trading on [____] (the “Exchange”). The Fund’s Shares may trade on an Exchange at prices that may differ to some degree from its NAV. There can be no assurance that the requirements of an Exchange necessary to maintain the listing of Shares of the Fund will continue to be met.

[____] may, but is not required to, remove the Shares of the Fund from listing if (i) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (ii) the Fund no longer complies with the requirements set forth in the applicable rule governing the listing of the Fund on the Exchange; (iii) following the initial 12-month period beginning at the commencement of trading of the Fund, there are fewer than 50 beneficial holders of the Shares of the Fund; or (iv) such other event shall occur or condition exist that, in the opinion of the Exchange, makes further dealings on the Exchange inadvisable. [____] will remove the Shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other stocks traded on the Exchange, broker’s commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the price levels of the Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

ADDITIONAL INVESTMENT ACTIVITIES AND RISKS

Equity Investments

The Fund may invest in equity securities. Equity securities (which generally include common stocks, preferred stocks, warrants, securities convertible into common or preferred stocks and similar securities) are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies than the broad equity market indices generally. Common stock and other equity securities may take the form of stock in corporations, partnership interests, interests in limited liability companies and other direct or indirect interests in business organizations.

Common Stock

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Common stocks of companies that the Adviser believes have earnings that will grow faster than the economy as a whole are known as growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the Adviser’s assessment of the prospects for a company’s earnings growth is wrong, or if its judgment of how other investors will value the company’s earnings growth is wrong, then the price of that company’s stock may fall or may not approach the value that the Adviser has placed on it.

Common stocks of companies that are not expected to experience significant earnings growth, but whose stocks the Adviser believes are undervalued compared to their true worth, are known as value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the Adviser’s assessment of a company’s prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company’s stocks may fall or may not approach the value that the Adviser has placed on it.

Many stocks have both “growth” and “value” characteristics, and for some stocks it may be unclear which category, if any, it fits into.

Authorized Participant Risk

Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants, and none of these authorized participants are or will be obligated to engage in creation or redemption transactions. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders (including in situations where authorized participants have limited or diminished access to capital required to post collateral), with respect to the Fund and no other authorized participant is able to step forward to create or redeem, Shares may trade at a discount to NAV and possibly face trading halts and/or delisting (that is, investors would no longer be able to trade shares in the secondary market). The authorized participant concentration risk may be heightened in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

Trading Issues

Trading in Shares on the [____] may be halted due to market conditions or for reasons that, in the view of the [____], make trading in Shares inadvisable. In addition, trading in Shares on the Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to the [____] “Circuit breaker” rules. If a trading halt or unanticipated early closing of [____] occurs, a shareholder may be unable to purchase or sell Shares of a Fund. There can be no assurance that the requirements of the [____] necessary to maintain the listing of a Fund will continue to be met or will remain unchanged.

While the creation/redemption feature is designed to help the Shares trade close to the Fund’s NAV, market prices are not expected to correlate exactly to the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, adverse developments impacting market makers, authorized participants or other market participants, high market volatility or lack of an active trading market for the Shares (including through a trading halt) may result in market prices for Shares of a Fund that differ significantly from its NAV or to the intraday value of the Fund’s holdings. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses.

When you buy or sell Shares of a Fund through a broker, you will likely incur a brokerage commission or other charges imposed by brokers. In addition, the market price of Shares, like the price of any exchange-traded security, includes a “bid/ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s Shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease. In times of severe market disruption, including when trading of a Fund’s holdings may be halted, the bid/ask spread may increase significantly. This means that Shares may trade at a discount to a Fund’s NAV, and the discount is likely to be greatest during significant market volatility. During such periods, you may be unable to sell your Shares or may incur significant losses if you sell your Shares. There are various methods by which investors can purchase and sell shares of the Fund and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the Fund.

Warrants and Rights

The Fund may invest in warrants and rights. Warrants are securities that are usually issued together with a debt security or preferred stock and that give the holder the right to buy a proportionate amount of common stock at a specified price until a stated expiration date. Buying a warrant generally can provide a greater potential for profit or loss than an investment of equivalent amounts in the underlying common stock. The market value of a warrant does not necessarily move with the value of the underlying securities. If a holder does not sell the warrant, it risks the loss of its entire investment if the market price of the underlying security does not, before the expiration date, exceed the exercise price of the warrant. Investing in warrants is a speculative activity. Warrants pay no dividends and confer no rights (other than the right to purchase the underlying securities) with respect to the assets of the issuer. A right is a privilege granted, typically to existing shareholders of a corporation, to subscribe for shares of a new issue of stock before it is issued. Rights normally have a short life, usually two to four weeks, may be freely transferable and generally entitle the holder to buy the new common stock at a lower price than the public offering price.

Market Risk

The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously.

Equity securities generally have greater price volatility than fixed-income securities.

Cybersecurity Risk

In connection with the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, the Fund may be susceptible to operational, information security and related risks due to the possibility of cyber-attacks or other incidents. Cyber incidents may result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks or devices that are used to service the Fund’s operations through hacking or other means for the purpose of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks (which can make a website unavailable) on the Fund’s website. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the Fund’s systems.

Cybersecurity failures or breaches by the Fund’s third-party service providers (including, but not limited to, the adviser, distributor, custodian, transfer agent and financial intermediaries) may cause disruptions and impact the service providers’ and the Fund’s business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business and the mutual funds to process transactions, inability to calculate the Fund’s net asset value, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs and/or additional compliance costs. The Fund and its shareholders could be negatively impacted as a result of successful cyber-attacks against, or security breakdowns of, the Fund or its third-party service providers.

The Fund may incur substantial costs to prevent or address cyber incidents in the future. In addition, there is a possibility that certain risks have not been adequately identified or prepared for. Furthermore, the Fund cannot directly control any cyber security plans and systems put in place by third party service providers. Cyber security risks are also present for issuers of securities in which the Fund invests, which could result in material adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value.

Infrastructure Companies Risk

Securities and instruments of infrastructure companies are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction and improvement programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors.

Liquidity and Valuation Risk

Liquidity risk is the risk that securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Certain of the Fund’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value.

MLP Risk

Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, MLP unit holders may not elect the general partner or the directors of the general partner and the MLP unit holders have limited ability to remove an MLP’s general partner. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

Derivatives

The Fund may engage in a variety of derivative transactions in accordance with the applicable rules of the CFTC, and, to the extent applicable, the rules and regulations of certain national or foreign exchanges; however, the Fund will not be obligated to use derivatives and the Fund makes no representation as to the availability of these techniques at this time or at any time in the future. Generally, derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, related indexes and other assets. The types of derivatives in which the Fund may invest include, but are not limited to, interest rate, currency or stock or bond index futures contracts, currency forward contracts and currency swaps, the purchase and sale (or writing) of exchange listed and over-the-counter (“OTC”) put and call options on debt and equity securities, currencies, interest rate, currency or stock index futures and fixed-income and stock indices and other financial instruments, entering into various interest rate transactions such as swaps, caps floors, and collars, entering into equity swaps, caps and floors, the purchase and sale of indexed debt securities or trading in other similar types of instruments.

Derivatives may be used, among other reasons, as part of the Fund’s investment strategy, to attempt to protect against possible changes in the market value of securities held or to be purchased for the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its securities, to facilitate the sale of those securities for investment purposes, to manage the effective maturity or duration of the Fund’s portfolio or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities or to seek to enhance the Fund’s income or gain. The Fund may use any or all types of derivatives which it is authorized to use at any time; no particular strategy will dictate the use of one type of transaction rather than another, as use of any authorized derivative will be a function of numerous variables, including market conditions. The ability of the Fund to utilize derivatives successfully will depend on numerous factors including the Adviser’s ability to predict pertinent market movements, which cannot be assured. These skills are different from those needed to select the Fund’s portfolio securities.

Subject to the constraints described above, the Fund may (if and to the extent so authorized) purchase and sell interest rate, currency or stock or bond index futures contracts and enter into currency forward contracts and currency swaps; purchase and sell (or write) exchange listed and OTC put and call options on securities, loan participations and assignments, currencies, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions and other similar transactions which may be developed to the extent the Adviser determines that they are consistent with the Fund’s investment objective and policies and applicable regulatory requirements. The Fund’s interest rate transactions may take the form of swaps, caps, floors and collars, and the Fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of derivatives could result in significantly greater losses than if it had not been used. Losses resulting from the use of derivatives will reduce the Fund’s net asset value, and possibly income, and the losses may be significantly greater than if derivatives had not been used. The degree of the Fund’s use of derivatives may be limited by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”). When used, derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. See “FEDERAL INCOME TAXES.”

Certain standardized swap transactions are currently subject to mandatory central clearing or may be eligible for voluntary central clearing. Central clearing is expected to decrease counterparty risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterpart to each participant’s swap. However, central clearing does not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of a fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a fund to support its obligations under a similar uncleared swap.

During the term of an uncleared swap, the Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. In addition, under current law, the Fund may be required to post initial margin and/or variation margin with respect to certain uncleared swap transactions.

Futures, options on futures, and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures, and swap contracts for which market quotations are readily available will be valued based on quotes received from third party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third party pricing service or one or more dealers, quotes shall be determined based on the fair value of such instruments. In determining the fair value of such instruments the Fund may consider, among other factors, whether or not the particular instrument is intended to be cash-settled or physically-settled. With respect to instruments that do not cash settle, the Fund may typically use the full notional value of the contract as a guide while the positions are open. With respect to instruments that do cash settle, the Fund may typically use the marked-to-market net obligation under the applicable contract as a guide.

Rule 4.5 under the Commodity Exchange Act (“CEA”), as amended, exempts an adviser of a fund that invests in “commodity interests” from registration as a “commodity pool operator” (“CPO”) provided that, among other restrictions, the adviser enters into such positions solely for “bona fide hedging purposes” or limits its use of commodity interests for non-bona fide hedging purposes such that (i) the aggregate initial margin and premiums required to establish non-bona fide hedging positions do not exceed 5% of the liquidation value of the fund’s portfolio, or (ii) the aggregate “notional value” of the non-bona fide hedging commodity interests do not exceed 100% of the liquidation value of the fund’s portfolio.

The Adviser is registered with the CFTC as a CPO. In addition, the Sub-Adviser is registered with the CFTC as a CPO and as a CTA.

Cash Position

The Fund may not always stay fully invested. For example, when the portfolio manager believes that market conditions are unfavorable for profitable investing, or when he is otherwise unable to locate attractive investment opportunities, the Fund’s cash or similar investments may increase. In other words, cash or similar investments generally are a residual – they represent the assets that remain after the Fund has committed available assets to desirable investment opportunities. When the Fund’s investments in cash or similar investments increase, it may not participate in market advance or declines to the same extent that it would if the Fund remained more fully invested.

Non-U.S. Securities

Investors should recognize that investing in the securities of non-U.S. issuers generally, and particularly in emerging market issuers, involves special considerations which are not typically associated with investing in securities of U.S. issuers. Investments in securities of non-U.S. issuers may involve risks arising from differences between U.S. and non-U.S. securities markets, including less volume, much greater price volatility in and relative illiquidity of non-U.S. securities markets, different trading and settlement practices, and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Since most non-U.S. securities are denominated in non-U.S. currencies or traded primarily in securities markets in which settlements are made in non-U.S. currencies, the value of these investments and the net investment income available for distribution to shareholders of the Fund may be affected favorably or unfavorably by changes in currency exchange rates or exchange control regulations. Because the Fund may purchase securities denominated in non-U.S. currencies, a change in the value of any such currency against the U.S. dollar will result in a change in the U.S. dollar value of the Fund’s assets and the Fund’s income available for distribution. The Fund’s foreign currency transactions may give rise to ordinary income or loss, for U.S. federal income tax purposes, to the extent such income or loss results from fluctuations in the value of the foreign currency.

In addition, although the Fund’s income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund’s income has been earned in that currency, translated into U.S. dollars and declared as a dividend, but before payment of such dividend, the Fund could be required to liquidate portfolio securities to pay such dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund incurs expenses or other obligations in U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in such currency of such expenses at the time they were incurred.

Certain markets are in only the earliest stages of development. There is also a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries. Many of such markets also may be affected by developments with respect to more established markets in the region. Brokers in non-U.S. and emerging market countries typically are fewer in number and less capitalized than brokers in the United States. These factors, combined with the U.S. regulatory requirements for open-end investment companies and the restrictions on foreign investment, result in potentially fewer investment opportunities for the Fund and may have an adverse impact on the investment performance of the Fund. There generally is less governmental supervision and regulation of exchanges, brokers and issuers in non-U.S. countries than there is in the United States. For example, there may be no comparable provisions under certain non-U.S. laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on non-U.S. securities exchanges generally are higher than in the United States. With respect to investments in certain emerging market countries, less comprehensive legal systems may have an adverse impact on the Fund. For example, while the potential liability of a shareholder in a U.S. corporation with respect to acts of the corporation is generally limited to the amount of the shareholder’s investment, the notion of limited liability is less clear in emerging market countries. Similarly, the rights of investors in emerging market companies may be more limited than those of shareholders of U.S. corporations.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund’s income which may reduce the net return on non-U.S. investments as compared to income received from a U.S. issuer, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign sub-custodians, and legal limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the sub-custodian’s bankruptcy.

In addition, there may be less publicly-available information about a non-U.S. issuer than about a U.S. issuer, and non-U.S. issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In particular, the assets and profits appearing on the financial statements of an emerging market country issuer may not reflect its financial position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S. generally accepted accounting principles. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer’s balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default of any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations. The manner in which foreign investors may invest in companies in certain emerging market countries, as well as limitations on such investments, also may have an adverse impact on the operations of the Fund. For example, the Fund may be required in certain of such countries to invest initially through a local broker or other entity and then have the shares purchased re-registered in the name of the Fund. Re-registration may in some instances not be able to occur on a timely basis, resulting in a delay during which the Fund may be denied certain of its rights as an investor.

Non-U.S. markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller emerging markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Securities Related Activities

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund’s ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities,” as defined by the rules thereunder. These provisions may also restrict the Fund’s investments in certain non-U.S. banks and other financial institutions.

Non-U.S. Sub-custodians

Rules adopted under the 1940 Act permit the Fund to maintain its non-U.S. securities and cash in the custody of certain eligible non-U.S. banks and securities depositories.

Certain banks in non-U.S. countries may not be eligible sub-custodians for the Fund, in which event the Fund may be precluded from purchasing securities in certain non-U.S. countries in which it otherwise would invest or which may result in the Fund’s incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible non-U.S. sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by non-U.S. sub-custodians in the event of the bankruptcy of the sub-custodian.

Emerging Market Countries

Certain of the risks associated with international investments and investing in smaller capital markets are heightened for investments in emerging market countries. For example, some of the currencies of emerging market countries have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain of such countries face serious exchange constraints. In addition, governments of many emerging market countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government owns or controls many companies, including the largest in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in developing countries which could affect private sector companies and the Fund, as well as the value of securities in the Fund.

Investment in certain emerging market securities is restricted or controlled to varying degrees which may at times limit or preclude investment in certain emerging market securities and increase the costs and expenses of the Fund’s portfolio. Certain emerging market countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular issuer, limit the investment by foreign persons to only a specific class of securities of an issuer that may have less advantageous rights than other classes, restrict investment opportunities in issuers in industries deemed important to national interests and/or impose additional taxes on foreign investors. Certain emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors which could adversely affect the Fund. In addition, if deterioration occurs in an emerging market country’s balance of payments, it could impose temporary restrictions on foreign capital remittances. Investing in local markets in emerging market countries may require a portfolio to adopt special procedures, seek local government approvals or take other actions, each of which may involve additional costs to the Fund.

Fixed Income Securities

The Fund may invest in fixed income securities. Fixed income securities generally pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate or other factor. Fixed income securities may include securities issued by U.S. federal, state, local, and non-U.S. governments and other agencies and instrumentalities, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, notes, bills, debentures, convertible securities, bank obligations, mortgage and other asset-backed securities, loan participations and assignments and commercial paper.

Because interest rates vary, it is impossible to predict the income of the Fund for any particular period. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer or group of issuers, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed-income portfolio can generally be expected to decline. Prices of longer-term securities generally increase or decrease more sharply than those of shorter-term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities.

Certificates of Deposit and Bankers’ Acceptances

The Fund may invest in certificates of deposit and bankers’ acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation (“FDIC”) insures the deposits of federally insured banks and savings and loan associations (collectively referred to as “banks”) up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, banker’s acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A banker’s acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. or non-U.S. banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Securities issued or guaranteed by non-U.S. banks and non-U.S. branches of U.S. banks are subject to many of the risks of investing in non-U.S. securities generally.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is to a significant extent dependent upon the availability and cost of capital of funds used by the bank to finance its lending operations. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations.

Initial Public Offerings

The Fund may purchase shares in initial public offerings (“IPO”). Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Investing in IPOs has added risks because their shares are frequently volatile in price. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Money Market Instruments/Securities

The Fund may hold money market instruments, including commercial paper, bankers acceptances, certificates of deposit and other short term debt securities as ancillary liquid assets.

Restricted Securities and Securities with Limited Trading Markets (Rule 144A)

The Fund may purchase securities for which there is a limited trading market or which are subject to restrictions on resale to the public. If the Fund were to acquire substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are “restricted” may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. The Fund may purchase Rule 144A securities for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the 1933 Act. Liquidity determinations with respect to Rule 144A securities will be made by the Board or by the Adviser or Sub-Adviser pursuant to guidelines established by the Board. The Fund’s holdings of Rule 144A securities which are considered liquid securities will not be subject to the Fund’s applicable limitation on investments in illiquid securities.

The Fund may purchase Rule 144A securities on the GSTrUE exchange and other similar exchanges. These markets provide access to only institutional and highly sophisticated investors. They allow private companies to raise capital without the disclosure requirements of public markets and follow specific SEC rules to avoid certain disclosure requirements. Under these rules, companies are able to sell securities without registering them if the issued securities are limited to qualified institutional buyers (investors with at least $100 million in assets), and there are less than 500 shareholders. The market is run through a proprietary trading system. This system allows the members of the exchange to view bid and ask offers and recent sales. Actual transactions are made through special brokers. Because of the lack of disclosure in these markets, shares are expected to trade at a discount to the equivalent price achievable if the shares were listed on a public market. Companies utilizing these markets however, believe that the ability to avoid disclosure requirements of public markets is more important than receiving the higher price available from a public exchange listing.

U.S. Government Securities

The Fund may invest without limit in securities issued or guaranteed by the U.S. government or by its agencies or instrumentalities. U.S. government securities in general include a wide variety of U.S. Treasury obligations consisting of bills, notes and bonds, which principally differ only in their interest rates, maturities and times of issuance. Securities issued or guaranteed by U.S. government agencies and instrumentalities are debt securities issued by agencies or instrumentalities established or sponsored by the U.S. government and may be backed only by the credit of the issuing agency or instrumentality. The Fund will invest in such obligations only where the Adviser is satisfied that the credit risk with respect to the issuer is minimal.

Securities issued by the U.S. Treasury generally do not involve the credit risks associated with investments in other types of fixed-income securities, although, as a result, the yields available from these securities are generally lower than the yields available from corporate fixed-income securities. Like other debt securities, however, the values of U.S. government securities change as interest rates fluctuate, which could affect the Fund’s net asset value. Since the magnitude of these fluctuations will generally be greater at times when the Fund’s average maturity is longer, under certain market conditions the Fund may, for temporary defensive purposes, accept lower current income from short-term investments rather than investing in higher yielding long-term securities. Some U.S. Government securities (such as Fannie Maes and Freddie Macs) are guaranteed as to the payment of principal and interest by the relevant entity (e.g., FNMA or FHLMC) but are not backed by the full faith and credit of the U.S. government. Therefore, the securities would generally be neither issued nor guaranteed by the U.S. Treasury.

OTHER PRACTICES

Borrowing

Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense.

Subject to the limitations described under “Investment Limitations” below and elsewhere herein, the Fund may be permitted to borrow from any bank for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. A loan shall be presumed to be for temporary purposes if it is repaid within sixty days and is not extended or renewed. Any borrowings for temporary purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter, reduce the reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Depositary Receipts

Depositary receipts include sponsored and unsponsored depositary receipts that are or become available, including ADRs, and GDRs and other depositary receipts. Depositary receipts are typically issued by a financial institution (“depositary”) and evidence ownership interests in a security or a pool of securities (“underlying securities”) that have been deposited with the depositary. The depositary for ADRs is typically a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. ADRs are publicly traded on exchanges or OTC in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the non-U.S. issuer assumes the obligation to pay some or all of the depositary’s transaction fees, whereas under an unsponsored arrangement, the non-U.S. issuer assumes no obligation and the depositary’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. In the case of GDRs, the depositary can be a non-U.S. or a U.S. financial institution and the underlying securities are issued by a non-U.S. issuer. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world, thus allowing them to raise capital in these markets, as opposed to just in their home market. The advantage of GDRs is that shares do not have to be bought through the issuing company’s home exchange, which may be difficult and expensive, but can be bought on all major stock exchanges. In addition, the share price and all dividends are converted to the shareholder’s home currency. As for other depositary receipts, the depositary may be a non-U.S. or a U.S. entity, and the underlying securities may have a non-U.S. or a U.S. issuer. For purposes of the Fund’s investment policies, investments in depositary receipts will be deemed to be investments in the underlying securities. Thus, a depositary receipt representing ownership of common stock will be treated as common stock. Depositary receipts purchased by the Fund may not necessarily be denominated in the same currency as the underlying securities into which they may be converted, in which case the Fund may be exposed to relative currency fluctuations.

Illiquid Securities

The Fund may invest up to 15% of the value of its net assets in illiquid securities. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Illiquid securities are considered to include, among other things, written OTC options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws.

To the extent that liquid assignments and loan participations that the Fund holds become illiquid due to the lack of sufficient buyers or market or other conditions, the percentage of the Fund’s assets invested in illiquid assets would increase. The Adviser or Sub-Adviser, as applicable, under the supervision of the Board, monitors Fund investments in assignments and loan participations and will, in such a case, consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

SPECIAL CONSIDERATIONS AND RISKS

A discussion of the risks associated with an investment in the Fund is contained in the Prospectus. The discussion below supplements, and should be read in conjunction with, the Prospectus.

GENERAL

Investment in the Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of securities generally and other factors.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the securities markets may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of Shares). Securities are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, will be subject to market fluctuations prior thereto), or preferred stocks which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

CONTINUOUS OFFERING

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus-delivery obligation with respect to Shares of a Fund are reminded that under Securities Act Rule 153, a prospectus-delivery obligation under Section 5(b)(2) of the Securities Act owed to the Exchange member in connection with a sale on an Exchange is satisfied by the fact that a Fund’s prospectus is available at the applicable listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an Exchange.

INVESTMENT LIMITATIONS

Fundamental Investment Restrictions

The following is a description of fundamental policies that may not be changed without the vote of a majority of the Fund’s outstanding voting securities. Under the 1940 Act, the vote of a majority of the outstanding securities of a company means the vote, at the annual or a special meeting of the security holders of such company duly called: (A) of 67 per centum or more of the voting securities present at such meeting, if the holders of more than 50 per centum of the outstanding voting securities of such company are present or represented by proxy; or (B) of more than 50 per centum of the outstanding voting securities of such company, whichever is less. With the exception of the fundamental investment limitation with respect to borrowings, the percentages set forth below and the percentage limitations set forth in the Prospectus apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

Concentration*

The Fund will not invest more than 25% of the value of its total assets in any industry or group of industries.**

Borrowings

The Fund may not borrow money, except to the extent permitted under the 1940 Act.***

Loans

The Fund may not make loans to other persons, except through (i) the purchase of debt securities permissible under its investment policies, (ii) repurchase agreements or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by the Fund if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund’s total assets.

Underwriting Activity

The Fund Act may not as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Real Estate

The Fund may not purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate or interests.

Commodities

The Fund may not purchase or sell commodities, except that this restriction shall not prohibit the Fund, subject to restrictions described in the Fund’s Prospectus and elsewhere in this Statement of Additional Information, from purchasing, selling or entering into futures contracts, options on futures contracts, foreign currency forward contracts, foreign currency options, hybrid instruments, or any interest rate or securities-related or foreign currency-related hedging instrument, including swap agreements and other derivative instruments, subject to compliance with any applicable laws.

Senior Securities

The Fund may not issue senior securities, except as permitted under the 1940 Act and the rules and regulations thereunder.***

*	With respect to the concentration policies, the Fund will consider the holdings of an underlying fund when determining compliance with such concentration policy.

**	The Fund will initially use the [Global Industry Classification Standard (“GICS”)] for purposes of determining the industry of particular investments held by the Fund. The selection, retention, and replacement of a particular classification system is not part of this fundamental investment limitation and may be changed from time to time by the Board of the Fund without a shareholder vote.

***	These restrictions shall be interpreted based upon federal securities laws and the rules and regulations thereunder.

Non-Fundamental Investment Restrictions

The other restrictions set forth below, as well as the Fund’s investment objective and each of the other investment restrictions set forth in the Prospectus or this SAI and not designated as fundamental, are not fundamental policies and may be changed by the Board without shareholder approval.

It is contrary to the Fund’s present policy, which may be changed without shareholder vote, to purchase any illiquid security, including any securities whose disposition is restricted under federal securities laws and securities that are not readily marketable, if, as a result, more than 15% of the Fund’s net assets (based on then-current value) would then be invested in such securities.

For purposes of this restriction, the staff of the SEC is presently of the view that repurchase agreements maturing in more than seven days are subject to this restriction. Until that position is revised, modified or rescinded, the Fund will conduct their operations in a manner consistent with this view. This limitation on investment in illiquid securities does not apply to certain restricted securities, including securities pursuant to Rule 144A under the Securities Act and certain commercial paper, that the Adviser has determined to be liquid under procedures approved by the Board.

Master/Feeder Structure

In lieu of investing directly, the Board may consider whether the Fund’s investment objective would be furthered by converting to a master/feeder structure, pursuant to which the Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The master/feeder structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objectives, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately.

Conversion to a master/feeder structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in the Fund. In addition, a master/feeder structure may serve as an alternative for large, institutional investors in the Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund’s current operational structure. No assurance can be given, however, that the master/feeder structure will result in the Fund stabilizing its expenses or achieving greater operational efficiencies.

The Fund’s methods of operation and shareholder services would not be materially affected by the investment in another investment company (“Master Fund’) having substantially the same investment objective and policies as the Fund, except that the assets of the Fund may be managed as part of a larger pool of assets. If the Fund invested all of its assets in a Master Fund, it would hold beneficial interests in the Master Fund and the Master Fund would directly invest in accordance with the objectives and policies described for the Fund. The Fund would otherwise continue its normal operation. The Board would retain the right to withdraw the Fund’s investment from a Master Fund at any time it determines that it would be in the best interest to shareholders to do so. The Fund would then resume investing directly in individual securities of other issuers or invest in another Master Fund.

If the Board determines that a conversion to a master/feeder structure is in the best interest of the Fund’s shareholders, it will consider and evaluate specific proposals prior to the implementation of the Fund’s conversion and its shareholders would be notified in advance of any such conversion.

PORTFOLIO TURNOVER

Purchases and sales of portfolio securities may be made as considered advisable by the Adviser or Sub-Adviser, as applicable, in the best interests of the shareholders. The Fund’s portfolio turnover rate may vary from year to year, as well as within a year. The Fund’s distributions of any net short-term capital gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See “Portfolio Transactions and Brokerage” in this SAI.

For reporting purposes, the Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the Fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year. Portfolio turnover will not be a limiting factor should the Adviser or the Sub-Adviser, as applicable, deem it advisable to purchase or sell securities.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding the disclosure of information about the Trust’s portfolio holdings. The Trust’s policy is implemented and overseen by the Chief Compliance Officer of the Trust, subject to the oversight of the Board. Periodic reports regarding these procedures will be provided to the Board. The Board must approve all material amendments to this policy.

The Fund’s complete portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund shares, together with estimates and actual cash components, is publicly disseminated daily prior to the opening of the Fund’s listing exchange and the Nasdaq via the National Securities Clearing Corporation (“NSCC”). The basket represents one Creation Unit of the Fund. The Trust, the Adviser, Sub-Adviser and the Fund’s distributor (an affiliate of the Fund’s administrator and the Sub-Adviser) will not disseminate non-public information concerning the Trust.

There can be no assurance that the Fund’s policies and procedures with respect to disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals and firms that receive such information

Full Portfolio Holdings

Except as set forth in this Policy, the full holdings of the Fund will be disclosed on a quarterly basis on forms required to be filed with the U.S. Securities and Exchange Commission (“SEC”) as follows: (i) Portfolio Holdings as of the end of each fiscal year will be filed as part of the annual report filed on Form N-CSR; (ii) Portfolio Holdings as of the end of the first and third fiscal quarters will be filed in Form N-PORT (as described below); and (iii) Portfolio Holdings as of the end of the second fiscal quarter will be filed as part of the semi-annual report filed on Form N-CSR. Each fiscal quarter, the Trust will file with the SEC a complete schedule of its monthly portfolio holdings on Form N-PORT. The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. The Trust’s Form N-CSRs are also available on the SEC’s website at www.sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Investment Decisions and Portfolio Transactions

The Adviser

Investment decisions for the Fund are made with a view to achieving its investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved (including the Fund). Some securities considered for investment by the Fund may also be appropriate for other clients served by the Adviser or Sub-Adviser. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. If a purchase or sale of securities consistent with the investment policies of the Fund and one or more of these clients is considered at or about the same time, transactions in such securities will be allocated among the Fund and clients in a manner deemed fair and reasonable by the Adviser or Sub-Adviser. Particularly when investing in less liquid or illiquid securities of smaller capitalization companies, such allocation may take into account the asset size of the Fund in determining whether the allocation of an investment is suitable. The Adviser or Sub-Adviser may aggregate orders for the Fund with simultaneous transactions entered into on behalf of its other clients so long as price and transaction expenses are averaged either for the portfolio transaction or for that day. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser or Sub-Adviser’s opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients, including the Fund.

The Sub-Adviser

All orders for the purchase or sale of securities for the Fund are placed on behalf of the Fund by the Sub-Adviser. Such orders are based on instructions given by the Adviser, pursuant to authority contained in the Fund’s Advisory and Sub-Advisory Agreements. The Sub-Adviser is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser or investment sub-adviser. In selecting broker-dealers, subject to applicable limitations of the federal securities laws, Sub-Adviser considers various relevant factors, including, but not limited to, the broker’s execution capability, the broker’s perceived financial stability, the broker’s responsiveness to the Sub-Adviser’s transaction requests, and the broker’s clearance and settlement capability. Commissions for foreign investments traded on foreign exchanges will generally be higher than for U.S. investments and may not be subject to negotiation.

Brokerage and Research Services

The Sub-Adviser places orders for the purchase and sale of portfolio securities, options and futures contracts and buys and sells such securities, options and futures for the Fund through a substantial number of brokers and dealers. In so doing, the Sub-Adviser uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the Sub-Adviser, having in mind the Fund’s best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in that or other transactions.

The Sub-Adviser places orders for the purchase and sale of portfolio investments for the Fund’s accounts with brokers or dealers selected by it in its discretion. In effecting purchases and sales of portfolio securities for the accounts of the Fund, the Sub-Adviser will seek the best price and execution of the Fund’s orders. In doing so, the Fund may pay higher commission rates than the lowest available when the Sub-Adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as discussed below. Although the Fund may use a broker-dealer that sells Fund shares to effect transactions for the Fund’s portfolio, the Fund will not consider the sale of Fund shares as a factor when selecting broker-dealers to execute those transactions.

There is generally no stated commission in the case of fixed-income securities and other securities traded on a principal basis in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in non-U.S. securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. The purchase by the Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which the Fund may be required to pay fees to the seller or forego a portion of payments in respect of the participation agreement.

Advisers or sub-advisers of investment companies and other institutional investors receive research and brokerage products and services (together, “services”) from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the Sub-Adviser receives brokerage and research products and services from many broker-dealers with which the Sub-Adviser places the Fund’s portfolio transactions. These services, which in some cases may also be purchased for cash, may include, among other things, such items as general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and services related to the execution of securities transactions. The advisory fees paid by the Fund are not reduced because the Sub-Adviser receives such services even though the receipt of such services relieves the Sub-Adviser from expenses it might otherwise bear. Research and brokerage services provided by broker-dealers chosen by the Sub-Adviser to place the Fund’s portfolio transactions may be useful to the Sub-Adviser in providing services to the Sub-Adviser’s other clients, although not all of these services may be necessarily useful and of value to the Sub-Adviser in managing the Fund. Conversely, brokerage and research products and services provided to the Sub-Adviser by broker-dealers in connection with trades executed on behalf of other clients of the Sub-Adviser may be useful to the Sub-Adviser in managing the Fund, although not all of these brokerage and research products and services may be necessarily useful and of value to the Sub-Adviser in managing such other clients.

In reliance on the “safe harbor” provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the “1934 Act”), the Sub-Adviser may cause the Fund to pay a broker-dealer which provides “brokerage and research services” (as defined for purposes of Section 28(e)) to the Sub-Adviser an amount of commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer would have charged for effecting that transaction if the Sub-Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided by the broker-dealer viewed in terms of either a particular transaction or the Sub-Adviser’s overall responsibilities to the advisory accounts for which it exercises investment discretion.

The Sub-Adviser may place orders for the purchase and sale of exchange-listed portfolio securities with a broker-dealer that is an affiliate of the Sub-Adviser where, in the judgment of the Sub-Adviser, such firm will be able to obtain a price and execution at least as favorable as other qualified broker-dealers. Pursuant to rules of the SEC, a broker-dealer that is an affiliate of the Sub-Adviser may receive and retain compensation for effecting portfolio transactions for the Fund on a securities exchange if the commissions paid to such an affiliated broker-dealer by the Fund on exchange transactions do not exceed “usual and customary brokerage commissions.” The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” As required by applicable SEC rules, the Board has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid to an affiliated broker are consistent with the foregoing standards. Because the Fund is recently formed, it has not yet paid brokerage commissions.

The Fund had no transactions identified for execution primarily on the basis of research and other services provided to the Fund and therefore no related commissions.

The Fund may acquire securities of brokers who execute the Fund’s portfolio transactions. As of the date of this SAI, the Fund did not own securities of their regular broker-dealers (or parents).

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

Creation. The Trust issues and sells Shares of the Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Fund generally consists of the in-kind deposit of a designated portfolio of securities — the “Deposit Securities” — per each Creation Unit Aggregation (“Fund Securities”) and an amount of cash — the “Cash Component” — computed as described below. The Fund may effect creations largely or wholly for cash. Together, the Deposit Securities, the Cash Component and/or the Deposit Cash (as applicable) constitute the “Fund Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Fund.

The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the aggregate market value of the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the “Deposit Amount” — an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

The Custodian, through the National Securities Clearing Corporation (“NSCC”) (discussed below), makes available on each Business Day, prior to the opening of business on the Fund’s listing Exchange (currently 9:30 a.m., Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the cash component to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Fund that effects creations wholly or partly in-kind.

Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Fund changes from time to time by the Adviser or Sub-Adviser with a view to the investment objective of the Fund. The Trust may require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to replace any Deposit Security that is a TBA transaction. The amount of cash contributed will be equal to the price of the TBA transaction listed as a Deposit Security. In addition, with respect to Fund that effect creations wholly or partly in-kind, the Trust reserves the right to permit or require the substitution of an amount of cash — i.e., a “cash in lieu” amount — to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or, if applicable, the Clearing Process (discussed below), or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. Brokerage commissions incurred in connection with the acquisition of Deposit Securities not eligible for transfer through the systems of DTC and hence not eligible for transfer through the Clearing Process (discussed below) will be at the expense of the applicable Fund and will affect the value of all Shares; but the Adviser, subject to the approval of the Board of Trustees, may adjust the transaction fee within the parameters described above to protect ongoing shareholders. The adjustments described above will reflect changes known to the Adviser on the date of announcement to be in effect by the time of delivery of the Fund Deposit.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the applicable Fund.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Fund, an entity must be (i) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the “Clearing Process”), a clearing agency that is registered with the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations (“Participant Agreement”) (discussed below). A Participating Party and DTC Participant are collectively referred to as an “Authorized Participant.” Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant. Only U.S. equity securities are eligible to be cleared through the Clearing Process. Therefore, the Fund will only be eligible to utilize the Clearing Process for U.S. equity securities.

All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the NYSE (“Closing Time”) (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Fund as next determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the Distributor no later than 3:00 p.m., Eastern time on the trade date. Notwithstanding the foregoing, the Trust may, but is not required to, permit custom orders until 4:00 p.m., Eastern time, or until the market close (in the event the Exchange closes early). A custom order may be placed by an Authorized Participant in the event that the Trust permits or requires the substitution of securities or the substitution of an amount of cash to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below (see the “Placement of Creation Orders Using Clearing Process” and the “Placement of Creation Orders Outside Clearing Process” sections). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Fund have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those placing orders for Creation Unit Aggregations through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations that are affected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

With respect to the Fund that invests in non-U.S. securities, the Custodian shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or “cash in lieu” amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Unit Aggregations must be received by the Distributor from an Authorized Participant on its own or another investor’s behalf by the closing time of the regular trading session on the Fund’s listing Exchange on the relevant Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

Placement of Creation Orders Using Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations through the Continuous Net Settlement System of the NSCC. Fund Deposits (for Funds eligible to utilize the Clearing Process) made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through the Custodian to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party’s creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders Outside Clearing Process. Fund Deposits made outside the Clearing Process (including all Fund Deposits made for Funds that are not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed a Participant Agreement pre-approved by the Adviser and the Distributor. A DTC Participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 11:00 a.m., Eastern time, of the next Business Day immediately following the Transmittal Date.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to the Custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by the Custodian no later than 2:00 p.m., Eastern time, on the next Business Day immediately following such Transmittal Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if the Custodian does not receive both the required Deposit Securities and the Cash Component by 11:00 a.m. and 2:00 p.m., respectively, on the next Business Day immediately following the Transmittal Date, such order will be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current Deposit Securities and Cash Component. The delivery of Creation Unit Aggregations so created will generally occur no later than the first (1st) Business Day following the day on which the purchase order is deemed received by the Distributor, unless a different settlement time is specified.

Additional transaction fees may be imposed with respect to transactions effected outside the Clearing Process (through a DTC Participant) (for Funds that could utilize the Clearing Process) and in the circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. (See Creation Transaction Fee section below).

Creation Unit Aggregations may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the Fund Shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 4:00 p.m., Eastern time, on such date, and federal funds in the appropriate amount are deposited with the Custodian by 11:00 a.m., Eastern time, the following Business Day. If the order is not placed in proper form by 4:00 p.m. or federal funds in the appropriate amount are not received by 11:00 a.m. the next Business Day, then the order may be deemed to be canceled and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 1:00 p.m., Eastern time, on the first Business Day following the day on which the purchase order is deemed received by the Distributor or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust and the Fund for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as described below, will be charged in all cases. The delivery of Creation Unit Aggregations so created will generally occur no later than the first Business Day following the day on which the purchase order is deemed received by the Distributor, unless a different settlement time is specified.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the right to reject a creation order transmitted to it by the Distributor in respect of the Fund if, including but not limited to, the following conditions are present: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; or (v) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor, the Adviser, and the Sub-Adviser make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, the Adviser, the Sub-Adviser, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Creation and Redemption Transaction Fee. Authorized Participants may be required to pay a creation or redemption fee for purchasing or redeeming Creation Units. Creation and redemption transactions for the Fund are subject to a creation or redemption fee, payable to State Street Bank, in the amount listed in the table below, irrespective of the size of the order.

An additional variable charge may be imposed for creations effected outside the Clearing Process (with respect to Fund that could utilize the Clearing Process).

In addition, in the case of cash creations or where the Trust permits or requires an Authorized Participant to substitute cash in lieu of depositing a portion of the Deposit Securities, the Authorized Participant may be assessed an additional variable charge to compensate the Fund for the costs associated with purchasing the applicable securities. The Trust may adjust these fees from time to time based upon actual experience. As a result, in order to seek to replicate the in-kind creation order process, the Trust expects to purchase, in the secondary market or otherwise gain exposure to, the portfolio securities that could have been delivered as a result of an in-kind creation order pursuant to local law or market convention, or for other reasons (“Market Purchases”). In such cases where the Trust makes Market Purchases, the Trust may require the Authorized Participant to reimburse the Trust for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Trust and the cash in lieu amount (which amount, at the Adviser’s or Sub-Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and certain taxes. The Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the creation securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders. To the extent the transaction expenses associated with Market Purchases are not fully reimbursed by the Authorized Participant through the transaction fee or otherwise, the Fund will bear such transaction expenses. Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.

The standard creation or redemption transaction fee for the Fund is $[____].

Redemption of Fund Shares in Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at the Fund’s NAV next determined after receipt of a redemption request in proper form by the Fund through the Transfer Agent and only on a Business Day. The Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

An Authorized Participant submitting a redemption request is deemed to represent to the Trust that it (or its client) (i) has full legal authority and legal right to tender for redemption the requisite number of Shares of the applicable Fund and to receive the entire proceeds of the redemption, and (ii) if such Shares submitted for redemption have been loaned or pledged to another party or are the subject of a repurchase agreement, securities lending agreement or any other arrangement effecting legal or beneficial ownership of such Shares being tendered there are no restrictions precluding the tender and delivery of such Shares (including borrowed Shares, if any) for redemption, free and clear of liens, on the redemption settlement date. The Trust reserves the right to verify these representations at its discretion, but will typically require verification with respect to a redemption request from the Fund in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of its representations as determined by the Trust, the redemption request will not be considered to have been received in proper form and may be rejected by the Trust.

With respect to the Fund that effects redemptions wholly or partly in-kind, the Custodian, through the NSCC, makes available prior to the opening of business on the Fund’s listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions (or partial cash redemptions) are available or specified for the Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities — as announced on the Business Day of the request for redemption received in proper form unless custom orders are available or specified — plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the “Cash Redemption Amount”), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The Fund may effect redemptions largely or wholly in cash.

The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Fund or determination of the Fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. An additional variable charge for cash redemptions (when cash redemptions are available or specified) for the Fund may be imposed to compensate the Fund for the costs associated with selling the applicable securities. The Fund may adjust these fees from time to time based on actual experience. As a result, in order to seek to replicate the in-kind redemption order process, the Trust expects to sell, in the secondary market, the portfolio securities that will not be delivered as part of an in-kind redemption order (“Market Sales”). In such cases where the Trust makes Market Sales, the Authorized Participant will reimburse the Trust for, among other things, any difference between the market value at which the securities were sold by the Trust and the cash in lieu amount (which amount, at the Adviser’s or Sub-Adviser’s discretion, may be capped), applicable registration fees, brokerage commissions and taxes. To the extent applicable, brokerage commissions incurred in connection with the Trust’s sale of portfolio securities will be at the expense of the Fund and will affect the value of all Shares of the Fund; but the Adviser or Sub-Adviser may adjust the transaction fee to the extent the composition of the redemption securities changes or cash in lieu is added to the Cash Redemption Amount to protect ongoing shareholders. Investors who use the services of a broker or other such intermediary may be charged a fee for such services. The standard redemption transaction fees for the Fund otherwise are the same as the standard creation fees set forth above. In no event will a redemption transaction fee exceed 2% of the amount redeemed. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. To the extent the transaction expenses associated with Market Sales are not fully reimbursed by the Authorized Participant through the transaction fee or otherwise, the Fund will bear such transaction expenses.

Placement of Redemption Orders Using Clearing Process. Orders to redeem Creation Unit Aggregations through the Clearing Process (for Funds eligible to utilize the Clearing Process) must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time, on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after 4:00 p.m., Eastern time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such next Business Day. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the first NSCC Business Day following the date on which such request for redemption is deemed received, unless a different settlement time is specified.

Placement of Redemption Orders Outside Clearing Process. Orders to redeem Creation Unit Aggregations outside the Clearing Process (including all redemption orders for Funds not eligible to utilize the Clearing Process) must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of Fund Shares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by the Transfer Agent not later than 4:00 p.m., Eastern time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of Shares of the Fund, which delivery must be made through DTC to the Custodian no later than 11:00 a.m., Eastern time (for the Fund Shares), on the next Business Day immediately following such Transmittal Date (the “DTC Cut-Off-Time”) and 2:00 p.m., Eastern Time for any Cash Component, if any owed to the Fund; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are generally expected to be delivered within one Business Day and the Cash Redemption Amount, if any owed to the redeeming Beneficial Owner to the Authorized Participant on behalf of the redeeming Beneficial Owner by one Business Day following the Transmittal Date on which such redemption order is deemed received by the Trust, unless a different settlement time is specified. With respect to the Fund, which invests in non-U.S. securities, however, due to local market settlement procedures and/or the schedule of holidays in certain countries, the delivery of in-kind redemption proceeds may take longer than one Business Day after the day on which the redemption request is received in proper form. In the case of local holidays, the local market settlement procedures will not commence until the end of the local holiday periods. In addition, for the Fund, which invests in non-U.S. securities, in connection with taking delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered/received upon redemption will be made by the Custodian according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to the Transfer Agent by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of Shares of the Fund are delivered to the Custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be determined by the Custodian on such Transmittal Date. If, however, either (i) the requisite number of Shares of the Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered/received will be computed on the Business Day following the Transmittal Date provided that the Fund Shares of the Fund are delivered through DTC to the Custodian by 11:00 a.m. the following Business Day pursuant to a properly submitted redemption order.

For the Fund, which effects redemptions wholly or partly in-kind, if it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem the Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Fund’s brokerage and other transaction costs associated with the disposition of Fund Securities). The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities, or cash in lieu of some securities added to the Cash Component, but in no event will the total value of the securities delivered and the cash transmitted differ from the NAV. Redemptions of Fund Shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of shares or delivery instructions.

Regular Holidays. The Fund, which may invest in non-U.S. securities, generally intends to effect deliveries of Creation Units and Portfolio Securities on a basis of “T” plus one Business Day (i.e., days on which the national securities exchange is open), unless a different settlement time is specified. The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus one in order to accommodate local settlement procedures or holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within one Business Day of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. The timing of settlement may also be affected by proclamation of new holidays, the treatment by market participants of certain days as “informal holidays” (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays or changes in local securities delivery practices.

TRUSTEES AND OFFICERS

The business and affairs of the Fund are managed under the direction of the Trust’s Board of Trustees. The Board approves all significant agreements between/among the Fund and the persons or companies that furnish services to the Fund, including agreements with the Fund’s distributor, Adviser, Sub-Adviser, administrator, custodian and transfer agent. The day-to-day operations of the Fund are delegated to the Adviser and the Fund’s administrator.

The name, address, year of birth, and principal occupations for the past five years of the Trustees and officers of the Trust are listed below, along with the number of portfolios in the Fund Complex overseen by and the other directorships held by the Trustee.

Independent Trustees

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***	Number of Funds in Fund Complex Overseen by Trustee****	Other Directorships Held by Trustee During Past 5 Years***
Ward D. Armstrong, Birth year: 1954	Trustee and Chairman	Mr. Armstrong was appointed to the Board on May 27, 2016 and elected to the Board by shareholders on April 12, 2021. Mr. Armstrong was appointed Chairman of the Board at the August 24, 2017 meeting of the Board of Trustees.	Mr. Armstrong is currently retired. From February 2010 to July 2015, he was Co-Founder and Managing Partner of NorthRock Partners, a private wealth advisory firm providing comprehensive wealth management and family office services to the high net-worth marketplace. Previously, he was Senior Vice President, Ameriprise Financial (1984 to 2007); Chairman of Ameriprise Trust Company (1996 to 2007) and President, American Express Institutional Asset Management (2002 to 2004). He has also served on several investment related Boards including Kenwood Capital Management, RiverSource Investments, American Express Asset Management International and was Chair of the Ordway Theatre Endowment Committee.	[11]	Mr. Armstrong is a Director of the Heartland Group, Inc. (3 funds) (2008 to present).
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From 2000 to January 2020, he served as Trustee of the Denver Museum of Nature and Science and from May 2012 to February 2020, he served as Trustee of Children’s Hospital Colorado. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Director of AMG National Trust Bank (June 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	[11]	Mr. Hutchens is a Director of RiverNorth Opportunities Fund, Inc. (2013 to present), RiverNorth Opportunistic Municipal Income Fund, Inc. (2018 to present), RiverNorth/Doubleline Strategic Opportunity Fund, Inc. (2018 to present), RiverNorth Specialty Finance Corporation (2018 to present), RiverNorth Managed Duration Municipal Income Fund, Inc. (2019 to present), RiverNorth Flexible Municipal Income Fund, Inc. (2020 to present) and RiverNorth Flexible Municipal Income II (2021 to present). He is a Board member of RiverNorth Funds (3 funds) (2020 to present).

Merrillyn J. Kosier, Birth year: 1959	Trustee	Ms. Kosier was appointed to the Board on November 17, 2021.	Ms. Kosier retired from Ariel Investments as Executive Vice President in 2019. During her twenty year tenure at the firm, she served as Chief Marketing Officer, Ariel Mutual Funds (2007 - 2019); Trustee for Ariel Investment Trust (2003 - 2019) and President of Ariel Distributors, LLC (2002 - 2019). Prior to joining Ariel Investments, she was Senior Vice President at Wanger Asset Management, the investment adviser to Acorn Investment Trust (1993 - 1998); Vice President of Marketing Communications at Kemper Financial Services (1984 - 1993); and a Registered Sales Representative at R. J. O’Brien & Associates (1982 - 1984). Most recently, Ms. Kosier joined the board of Miami Corporation Management, a multi-generation family office and family holding company (June 2023 - present). She is also Board and CEO Advisor to Bridgeway Capital Management, a U.S. asset manager specializing in statistically driven institutional investment strategies, mutual funds, and sub-advisory services (December 2023 - present).	[11]	Ms. Kosier is a Trustee at the Harris Theater For Music and Dance (2006 - present) where she currently serves as Chair of the Board (2022 - present). She is also a Board Member at The Arts Club of Chicago (2021 - present).
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.	Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present). Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008). Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.	[11]	Mr. Seese is a Director of the Alpha Alternative Assets Fund (September 2021 to Present), The Mile High Five Foundation (2013 to present) and SJ Panthers Foundation (2016 to present).

Officers

Name, Birth Year & Address*	Position(s) Held with Fund	Term of Office and Length of Time Served**	Principal Occupation(s) During Past 5 Years***
Lucas Foss, Birth Year: 1977	President	President Since August 2022 Chief Compliance Officer from January 2018 -August 2022	Mr. Foss rejoined ALPS in November 2017 and is currently Senior Director and Fund Chief Compliance Officer at SS&C ALPS. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (2015-2017) and Deputy Chief Compliance Officer at ALPS (2012-2015). Mr. Foss is also the President of Financial Investors Trust and Chief Compliance Officer of Clough Global Funds; Clough Funds Trust; MVP Private Markets Funds; Bluerock Total Income + Real Estate Fund; Bluerock High Income Institutional Credit Fund; SPDR® S&P 500® ETF Trust, SPDR® Dow Jones® Industrial Average ETF Trust, SPDR® S&P MIDCAP 400® ETF Trust.
Jill McFate Birth year: 1978	Treasurer	Since December 2021	Ms. McFate joined ALPS in 2021 and is currently Senior Director, Fund Administration of ALPS. Prior to joining SS&C ALPS, Jill managed financial reporting and N-PORT regulatory reporting services during her 14 years at The Northern Trust Company as Vice President, Financial Reporting Manager.
Theodore J. Uhl, Birth Year: 1974	Chief Compliance and Anti-Money Laundering Officer	Since August 2024	Mr. Uhl joined ALPS in October 2006, and is currently Deputy Compliance Officer of ALPS. Prior to his current role, Mr. Uhl served as Senior Risk Manager for ALPS from October 2006 until June 2010. Before joining ALPS, Mr. Uhl served a Sr. Analyst with Enenbach and Associates (RIA), and a Sr. Financial Analyst at Sprint. Because of his position with ALPS, Mr. Uhl is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Uhl is also Chief Compliance Officer of Financial Investors Trust, Centre Funds, GraniteShares ETF Trust, FS MVP Private Markets Fund, Accordant ODCE Index Fund, and the SS&C Interval Fund Platform.
Camilla Nwokonko, Birth year: 1995	Secretary	Since October 2024	Ms. Nwokonko specializes in legal and regulatory matters in investment management, including regulatory compliance, corporate governance, and issues related to both registered and private funds. She holds a Juris Doctor from Marquette University Law School and a Bachelor of Science in Economics from Texas A&M University, providing her with a solid academic foundation. Prior to her current role, she gained valuable experience as an Associate Attorney at U.S. Bank Global Fund services—a global fund administrator, where she navigated complex regulatory frameworks. Ms. Nwokonko has also obtained experience through internships and roles at Northwestern Mutual and Oracle Corporation.

*	All communications to Trustees and Officers may be directed to ALPS Series Trust c/o 1290 Broadway, Suite 1000, Denver, CO 80203.
**	This is the period for which the Trustee or Officer began serving the Trust. Each Trustee serves an indefinite term, until such Trustee’s successor is elected and appointed, or such Trustee resigns or is deceased. Officers are elected on an annual basis.
***	Except as otherwise indicated, each individual has held the office shown or other offices in the same company for the last five years.
****	The Fund Complex currently consists of [11] series of the Trust.

Ward D. Armstrong- Through his experience as a senior officer of and board member of financial and other organizations, Mr. Armstrong contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other funds and operating companies. He was selected to serve as a Trustee of the Trust based on his business, financial services and investment management experience. Additional information regarding Mr. Armstrong’s principal occupations and other directorships held is presented in the chart above. Mr. Armstrong received a B.S. in Business Administration (Finance Emphasis) from the University of Minnesota, Carlson School of Management.

J. Wayne Hutchens- Through his experience as a senior officer of and board member of financial and other organizations, Mr. Hutchens contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other funds. He was selected to serve as a Trustee of the Trust based on his business and financial services experience. Additional information regarding Mr. Hutchens’ principal occupations and other directorships held is presented in the chart above. Mr. Hutchens is a graduate of the University of Colorado at Boulder’s School of Business and has done graduate study at Syracuse University and the University of Colorado.

Merrillyn J. Kosier- Through her experience as a senior officer and trustee in the investment management industry, Ms. Kosier contributes her management and oversight experience to the Board. The Board also benefits from her experience as a board member of other organizations. She was selected to serve as a Trustee of the Trust based on her business acumen, regulatory and 40 Act funds knowledge, distribution and marketing/communications experience in the financial services arena. Additional information regarding Ms. Kosier’s principal occupations and other directorships held is presented in the chart above. Ms. Kosier is a graduate of Andrews University and earned an MBA from Loyola University Chicago.

Patrick Seese - Through his experience as a senior officer of and board member of financial and other organizations, Mr. Seese contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other organizations. He was selected to serve as a Trustee of the Trust based on his business, financial services and accounting experience. Additional information regarding Mr. Seese’s principal occupations and other directorships held is presented in the chart above. Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business. He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.

None of the Independent Trustees own securities in the Adviser, Sub-Adviser, or ALPS Distributors, Inc., the Fund’s principal underwriter, nor do they own securities in any entity directly controlling, controlled by, or under common control with these entities.

Leadership Structure and Oversight Responsibilities

Overall responsibility for oversight of the Fund rests with the Trustees.  The Trust has engaged the Adviser to manage the Fund on a day-to day basis.  The Board is responsible for overseeing the Adviser and other service providers in the operations of the Fund in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws and the Trust’s Declaration of Trust.  The Board is currently composed of four members, all of whom are Independent Trustees.  The Board meets at regularly scheduled quarterly meetings each year.  In addition, the Board may hold special in-person or telephonic meetings or informal conference calls to discuss specific matters that may arise or require action between regular meetings.  As described below, the Board has established a Nominating and Corporate Governance Committee and an Audit Committee, and may establish ad hoc committees or working groups from time to time, to assist the Board in fulfilling its oversight responsibilities.  The Independent Trustees have also engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Ward D. Armstrong, an Independent Trustee, to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the Adviser, other service providers, counsel and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board reviews matters related to its leadership structure annually. The Board has determined that the Board’s leadership structure is appropriate given the Trust’s characteristics and circumstances. These include the Trust’s series of Fund shares, the Fund’s single portfolio of assets, the fund’s net assets and the services provided by the Fund’s service providers.

Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. As part of its regular oversight of the Fund, the Board, directly or through a Committee, interacts with and reviews reports from, among others, Fund management, the Adviser, the Fund’s Chief Compliance Officer, the Fund’s legal counsel and the independent registered public accounting firm for the Fund regarding risks faced by the Fund. The Board, with the assistance of Fund management and the Adviser, reviews investment policies and risks in connection with its review of the Fund’s performance. The Board has appointed a Chief Compliance Officer to oversee the implementation and testing of the Fund’s compliance program and reports to the Board regarding compliance matters for the Fund and their principal service providers. In addition, as part of the Board’s periodic review of the Fund’s advisory and other service provider agreements, the Board may consider risk management aspects of these service providers’ operations and the functions for which they are responsible.

Audit Committee. The Board has an Audit Committee which considers such matters pertaining to the Trust’s books of account, financial records, internal accounting controls and changes in accounting principles or practices as the Trustees may from time to time determine.  The Audit Committee also considers the engagement and compensation of the independent registered public accounting firm (“Firm”) and ensures receipt from the Firm of a formal written statement delineating relationships between the Firm and the Trust, consistent with Public Company Accounting Oversight Board Rule 3526.  The Audit Committee also meets privately with the representatives of the Firm to review the scope and results of audits and other duties as set forth in the Audit Committee’s Charter.  The Audit Committee members, each of whom are Independent Trustees, are:  Ward D. Armstrong, J. Wayne Hutchens, Merrillyn J. Kosier, and Patrick Seese.  The Audit Committee met three times during the fiscal year ended September 30, 2024.

Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee meets periodically to advise and assist the Board in selecting nominees to serve as trustees of the Trust. The Nominating and Corporate Governance Committee believes the Board generally benefits from diversity of background, experience and views among its members and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy in this regard. The Nominating and Corporate Governance Committee also advises and assists the Board in establishing, implementing and executing policies, procedures and practices that assure orderly and effective governance of the Trust and effective and efficient management of all business and financial affairs of the Trust. Members of the Nominating and Corporate Governance Committee are: Ward D. Armstrong, J. Wayne Hutchens, Merrillyn J. Kosier, and Patrick Seese. The Nominating and Corporate Governance Committee of the Board met one time during the fiscal year ended September 30, 2024.

Independent Trustee Retirement Policy. The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his or her earlier death, resignation, retirement, incapacity, or removal. Under the Fund’s Independent Trustee Retirement Policy (“Retirement Policy”), upon reaching the age of 75, an Independent Trustee is deemed to tender an offer of retirement, which retirement, if accepted, shall become effective upon the September 30th immediately following the tender of a retirement. The Board may decline the offer upon the vote of a majority of the continuing Trustees. If the Board declines an Independent Trustee’s offer, then the term of office of such Independent Trustee continues in accordance with the term under which such Independent Trustee was elected or appointed, provided that such Independent Trustee shall be deemed to tender another offer of retirement upon each subsequent birthday. The Trustees review the Fund’s Retirement Policy from time to time and may make changes as deemed appropriate.

Shareholder Nominations. The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational and professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: ALPS Series Trust, c/o Secretary, 1290 Broadway, Suite 1000, Denver, Colorado, 80203.

As of December 31, 2024, the dollar range of equity securities in the Fund beneficially owned by the Trustees were as follows:

Trustees	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Ward Armstrong	None	None
J. Wayne Hutchens	None	Over $100,000
Merrillyn J. Kosier	None	None
Patrick Seese	None	None

*	The Fund Complex currently consists of [11] series of the Trust.

Remuneration of Trustees. As of September 30, 2024, the Trustees of the Trust receive a quarterly retainer of $16,250, plus $5,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,875 and the Independent Chair receives a quarterly retainer of $4,250. The Trustees are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings.

For the fiscal year ended September 30, 2024, the Trustees received the following compensation:

Trustees	Aggregate Compensation From the Fund	Pension Or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From The Trust And Fund Complex Paid To Trustees*
Ward D. Armstrong	$0	$0	$0	$104,000
J. Wayne Hutchens	$0	$0	$0	$87,000
Merrillyn J. Kosier	$0	$0	$0	$87,000
Patrick Seese	$0	$0	$0	$94,500

*	The Fund Complex currently consists of [11] series of the Trust.

No officer, trustee or employee of the Adviser or any of its affiliates receives any compensation from the Fund for serving as an officer or trustee of the Fund.

INVESTMENT MANAGERS

Fundsmith serves as the Fund’s adviser. The Adviser holds a Category 1 Global Business Licence issued by the Mauritian Financial Services Commission and is licensed as a CIS Manager under the Mauritian Securities Act 2005. The Adviser is also registered as an investment adviser with the SEC. The Adviser provides investment management services for Fundsmith branded funds, segregated mandates and another US mutual fund. The Adviser is a private limited company located in Mauritius and formed in 2014. The principal owner of the Adviser is Eighth Wonder Limited, which is a wholly owned subsidiary of the Eighth Wonder Foundation, a foundation registered in the Republic of Seychelles. The Adviser’s address is Black River Business Park, Black River, Mauritius, 90911.

ALPS Advisors, Inc. (the “Sub-Adviser”), who is paid by the Adviser and not the Fund, serves as the Fund’s sub-adviser. The Sub-Adviser is a wholly owned subsidiary of ALPS Holdings, Inc. (“ALPS Holdings”). ALPS Holdings, through its affiliates, provides a wide range of fund services, including fund accounting, transfer agency, shareholder services, active distribution, legal, tax and compliance services. The Sub-Adviser’s principal address is 1290 Broadway, Suite 1000, Denver, CO 80203. As of [____], ALPS Advisors, Inc. manages over $[____] in assets. ALPS Holdings is an indirect wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

Investment Advisory and Investment Sub-Advisory Agreements

Pursuant to the Advisory Agreement, the Fund pays the Adviser an annual management fee of [__]% of the Fund’s average daily net assets. Pursuant to the Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser an annual sub-advisory management fee of [__]% based on the Fund’s average daily net assets. The advisory and sub-advisory fees are paid on a monthly basis. [Pursuant to the Advisory Agreement, the Adviser provides investment advisory services and pays most of the Fund’s operating expenses in return for a “unitary fee” (exclusive of brokerage and other expenses of executing fund transactions; taxes or governmental fees; costs of borrowing (such as interest charges and dividend expenses on securities sold short); litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business).]

The initial term of the Advisory and Sub-Advisory Agreements is two years. The Board may extend the Advisory and Sub-Advisory Agreements for additional one-year terms. The Board and shareholders of the Fund may terminate the Advisory Agreement upon sixty (60) days’ notice. The Adviser may terminate the Advisory Agreement upon [____ (___) days’] notice. Information regarding the advisory and sub-advisory fees paid to the Adviser and Sub-Adviser will be provided once the Fund has operated for a full fiscal year.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory and Sub-Advisory Agreements will be available in the Fund’s reports on Form N-CSR for the period ending [_______].

[Under the terms of the Advisory Agreement, the Adviser shall not be liable for losses or damages incurred by the Fund, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Adviser or from reckless disregard by it of its obligations and duties under the Advisory Agreement (“disabling conduct”). In addition, the Fund will indemnify the Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.

Under the terms of the Sub-Advisory Agreement, the Sub-Adviser shall not be liable for losses or damages incurred by the Fund, as applicable, unless such losses or damages are attributable to the willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser or from reckless disregard by it of its obligations and duties under the Sub-Advisory Agreement (“disabling conduct”). In addition, the Fund, as applicable, will indemnify the Sub-Adviser and its affiliates and hold each of them harmless against any losses or damages not resulting from disabling conduct.]

Since the Fund is newly formed, it has not yet paid advisory fees, and the Sub-Adviser has received no sub-advisory fees from the Adviser.

DISTRIBUTOR

Shares of the Fund are offered on a continuous basis through ALPS Distributors, Inc. (an affiliate of ALPS and the Sub-Adviser) (“ADI” or the “Distributor”), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, as distributor pursuant to a distribution agreement between the Distributor and the Fund. The Distributor is not obligated to sell any specific amount of Fund shares.

CODE OF ETHICS

The Fund, the Adviser, the Sub-Adviser and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act. These codes of ethics permit the personnel of these entities to invest in securities, including securities that the Fund may purchase or hold. The codes of ethics are on public file with, and are available from, the SEC.

ADMINISTRATOR

The Fund currently employs ALPS Fund Services, Inc. (an affiliate of the Distributor and the Sub-Adviser) (“ALPS” or the “Administrator”), located at 1290 Broadway, Suite 1000, Denver, Colorado 80203, under an administration agreement to provide certain administrative services to the Fund. Information on the services provided by the Administrator and the fees paid to the Administrator (when available) is available in the Prospectus, which is incorporated by reference in this SAI.

Since the Fund is newly formed, it has not yet paid administrative fees.

PROXY VOTING POLICIES AND PROCEDURES

The Board has approved delegating proxy voting discretion to the Adviser believing that the Adviser should be responsible for voting because it is a matter relating to the investment decision making process.

Attached as Appendix B are summaries of the guidelines and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities, including the procedures that the Adviser uses when a vote presents a conflict between the interests of Fund shareholders, on the one hand, and those of the Adviser or any affiliated person of the Fund or the Adviser, on the other. This summary of the guidelines gives a general indication as to how the Adviser will vote proxies relating to portfolio securities on each issue listed. However, the guidelines do not address all potential voting issues or the intricacies that may surround individual proxy votes. For that reason, there may be instances in which votes may vary from the guidelines presented. Notwithstanding the foregoing, the Adviser always endeavors to vote proxies relating to portfolio securities in accordance with the Fund’s investment objectives. When applicable, information on how the Fund voted proxies relating to portfolio securities during the most recent prior 12-month period ended June 30, will be available without charge, (i) upon request, by calling [______] and (ii) on the SEC’s website at http://www.sec.gov.

PRINCIPAL SHAREHOLDERS

A shareholder who owns beneficially 25% or more of the outstanding securities of the Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. As of [____], no shareholder owns of record or beneficially 5% or more of the outstanding shares of each class of the Fund. As of the date of this SAI, the Trustees and officers of the Trust as a group owned less than 1% of any class of the Fund’s shares.

BOOK ENTRY ONLY SYSTEM

DTC Acts as Securities Depository for Fund Shares. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the “DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE Arca and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the “Indirect Participants”).

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial Owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Fund distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

EXPENSES

The Fund’s expenses include taxes, interest, fees and salaries of such Fund Trustees and officers who are not trustees, officers or employees of the Fund’s service contractors, SEC fees, state securities qualification fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders, advisory and administration fees, charges of the custodian and of the transfer and dividend disbursing agent, certain insurance premiums, outside auditing and legal expenses, costs of shareholder reports and shareholder meetings and any extraordinary expenses. The Fund also pays for brokerage fees and commissions (if any) in connection with the purchase and sale of portfolio securities.

PORTFOLIO MANAGERS

The following sections set forth certain additional information with respect to the portfolio managers for the Fund.

Other Accounts Managed by Portfolio Manager

The table below identifies as of [____], for each portfolio manager of the Fund, the number of accounts (other than the Fund with respect to which information is provided) for which he has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Terence Charles Smith	[__]	[__]	[__]	[__]	[__]	[__]

The portfolio manager is compensated by the Adviser, not by the Fund. The portfolio manager receives a fixed salary and an annual bonus.

Potential Conflicts of Interest with Other Accounts

Potential conflicts of interest may arise when a fund’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for the portfolio manager listed in the table above.

The Adviser and the Fund have adopted compliance policies and procedures that are designed to mitigate various conflicts of interest that may arise for the Adviser and the individuals that it employs. For example, the Adviser’s Code of Ethics requires employees to place the Adviser’s clients’ interests ahead of the employee’s own interests. The Adviser has also adopted trade allocation procedures that are designed to facilitate the allocation of investment opportunities among multiple client accounts. There is no guarantee, however, that the policies and procedures adopted by the Adviser and the Fund will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:

Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

Allocation of Limited Investment Opportunities. If the portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.

Pursuit of Differing Strategies. At times, the portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he exercises investment responsibility or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he manages. If the structure of the investment adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he has an interest or in which the investment adviser and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

Related Business Opportunities. The Adviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of funds and/or accounts that provide greater overall returns to the Adviser and its affiliates.

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of [_____].

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Terence Charles Smith	$[__]

NET ASSET VALUE

The following is a description of the procedures used by the Fund in valuing its assets. Because of the differences in service and distribution fees and class-specific expenses, the per share net asset value of each class may differ. For the purpose of pricing purchase and redemption orders, the net asset value per share of each class of the Fund is calculated separately and is determined once daily as of the close of regularly scheduled trading on the NYSE (normally, 4:00 p.m. Eastern time). The Fund’s net asset value is calculated on each day that the NYSE is open for trading, i.e., Monday through Friday, except for New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

In calculating net asset value, equity securities listed or traded on national securities exchanges are valued at the last sale price or, if there have been no sales on that day, at the mean of the current bid and ask price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and ask price.

Portfolio securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price. If there is no official closing price, the securities are valued by the valuation designee at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security.

Securities that are primarily traded on foreign exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors by the valuation designee. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate. Securities may be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Debt securities, including short-term debt obligations that will mature in 60 days or less, will generally be valued at the price supplied by an independent third-party pricing service approved by the valuation designee, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Specific adjustments may include, for example, adjustments to the pricing service’s valuation of odd lot securities taking into account the Fund’s transacted prices, pursuant to the Fund’s policies and procedures. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

All other securities and other assets of the Fund will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

FEDERAL INCOME TAXES

This section provides additional information concerning only U.S. federal income taxes except where otherwise expressly noted. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI, and all of which are subject to change, including changes with retroactive effect. The following does not address any state, local or foreign or estate or gift tax matters except where otherwise noted.

A shareholder’s U.S. federal income tax consequences from acquiring, holding and disposing of shares in the Fund may vary depending upon the shareholder’s particular situation. This discussion only applies to shareholders who are U.S. persons, except where otherwise specifically indicated. For purposes of this discussion, U.S. persons are: (i) U.S. citizens or residents, (ii) U.S. corporations (i.e., entities classified as corporations for U.S. tax purposes that are organized under the laws of the United States or any state), (iii) an estate whose income is subject to U.S. federal income taxation regardless of its source, or (iv) a trust, if a court within the United States is able to exercise primary supervision over its administration and one or more U.S. persons have the authority to control all of its substantial decisions, or if the trust has a valid election in effect under applicable Treasury Regulations to be treated as a U.S. person.

Except where otherwise noted, this discussion does not address issues of significance to U.S. persons in special situations such as: (i) certain types of tax-exempt entities, (ii) shareholders holding shares through tax-qualified accounts (such as 401(k) plan accounts or individual retirement accounts), (iii) shareholders holding investments through foreign institutions (financial and non-financial), (iv) financial institutions, (v) broker-dealers, (vi) shareholders who are not U.S. persons as described above, (vii) shareholders holding shares as part of a hedge, straddle or conversion transaction, (viii) shareholders who are subject to the U.S. federal alternative minimum tax or the U.S. federal corporate minimum tax, (ix) insurance companies and (x) shareholders that are pass-through entities.

For a discussion of the tax treatment of the ownership and disposition of Fund shares by foreign (i.e., non-U.S.) persons, see the discussion under “Foreign Shareholders” below.

If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of the Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

The Fund has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the foregoing discussion only addresses some of the U.S. federal income tax considerations generally affecting investments in the Fund. Prospective shareholders are urged to consult with their tax advisers as to the particular U.S. federal tax consequences to them of an investment in the Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

General Policies

In general, it is the Fund’s policy to distribute to its shareholders as “ordinary income dividends” substantially all of its net investment income and its net short-term capital gains. It is also the Fund’s policy to distribute annually all net realized long-term capital gains, if any, after offsetting any capital loss carryovers, as “capital gains dividends.”

Ordinary income dividends and capital gain distributions are payable in full and fractional shares of the relevant class of the Fund based upon the net asset value determined as of the close of the Exchange on the record date for each dividend or distribution. Shareholders, however, may elect to receive their ordinary income dividends or capital gain distributions, or both, in cash. The election may be made at any time by submitting a written request directly to the Fund. In order for a change to be in effect for any dividend or distribution, it must be received by the Fund on or before the record date for such dividend or distribution.

If you elect to receive your dividends in cash and the dividend checks sent to you are returned “undeliverable” to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

As required by federal law, detailed U.S. federal tax information will be furnished to each shareholder for each calendar year.

Taxation of the Fund

The Fund intends to elect to be treated and qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Code. This discussion assumes that the Fund will qualify under Subchapter M of the Code as separate RICs and will satisfy distribution requirements for taxation as a RIC (as described below), although there can be no assurance that this assumption will be correct.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things: (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships;” (ii) diversify its holdings so that at the end of each fiscal quarter, (a) at least 50% of the value of its total assets consists of cash and cash items (including receivables), U.S. government securities, securities of other RICs, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in (1) the securities (other than those of the U.S. government or other RICs) of any one issuer, (2) the securities (other than the securities of other RICs) of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses, or (3) in the securities of one or more qualified publicly traded partnerships and (iii) distribute with respect to each taxable year an amount equal to or exceeding the sum of (a) 90% of its “investment company taxable income,” as that term is defined in the Code (which generally includes, among other things, dividends, taxable interest, and the excess of any net short-term capital gains over net long-term capital losses, as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (b) 90% of its tax-exempt interest income, net of expenses allocable thereto. For purposes of meeting the diversification requirement described in (ii) above, in the case of the Fund’s investment in loan participations, the issuer may be the financial intermediary or the borrower. The requirements for qualification as a RIC may significantly limit the extent to which the Fund may invest in some investments.

With respect to (i) above, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains that are directly related to a RIC’s principal business of investing in stock or securities pursuant to regulations that may be promulgated in the future. For purposes of the 90% gross income requirement described in (i) above, income derived from a partnership will generally be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the RIC. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in (i) above) will be treated as qualifying income. In addition, although in general the passive activity loss rules of the Code do not apply to regulated investment companies, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. Finally, for purposes of (ii)(a) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

To the extent that it qualifies for treatment as a RIC, the Fund will not be subject to U.S. federal income tax on income distributed to its shareholders in a timely manner in the form of dividends (including capital gain dividends, defined below). In certain situations, the Fund can cure failures to meet the income and diversification tests described above, including, in some cases, by paying the Fund-level tax and, in the case of diversification failures, disposing of certain assets. If the Fund were to fail to qualify as a RIC accorded special tax treatment in any taxable year – for example, because it was not sufficiently diversified under the applicable Code tests – the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income or qualified dividend income. To qualify again to be taxed as a RIC that is accorded special treatment in a subsequent year, such the Fund could be required to pay substantial taxes, penalties and interest and make substantial distributions, which may be taxed to shareholders as either ordinary income or qualified dividend income. In addition, if the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of five years, in order to qualify as a RIC in a subsequent year.

As a RIC, the Fund generally will not be subject to U.S. federal income tax on its net capital gains (that, is any net long-term capital gains in excess of the sum of net short-term capital losses and certain capital loss carryovers from prior years) properly reported by the Fund in a written statement to shareholders as capital gain dividends (“capital gain dividends”) and its investment company taxable income if any, that the Fund distributes to shareholders on a timely basis. The Fund intends to distribute substantially all of its investment company taxable income and to distribute all of its capital gains, after offsetting any capital loss carryovers, in a taxable year. If the Fund does retain any investment company taxable income, it will be subject to tax at regular corporate rates on the amount retained. However, the Fund may elect to have certain dividends paid after the close of a tax year treated as having been paid during the tax year for purposes of the RIC distribution requirements and for purposes of determining its taxable income (“spill-back dividends”). Spill-back dividends are taxed to shareholders in the year in which they are received.

If the Fund retains any net capital gain, the Fund will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their U.S. federal income tax liabilities, if any. For U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal to the difference between the amount of undistributed capital gains included in the shareholder’s income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

Generally, the excess (if any) of the Fund’s net short-term capital loss over the net long-term capital loss for a taxable year will carry over as a short-term capital loss arising on the first day of the next tax year. In addition, the excess (if any) of the Fund’s net long-term capital loss over the net short-term capital gain for the year will carry over as a long-term capital loss arising on the first day of the next tax year. Unused capital losses realized by the Fund may be carried forward indefinitely until they can be used to offset capital gains.

If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income tax, regardless of whether they are distributed to shareholders. However, distributions of amounts of capital gains offset by carried-forward capital losses are generally treated as return of capital distributions to shareholders. The Fund cannot carry back or carry forward any net operating losses.

The Fund may be limited under Code Section 382 in its ability offset its taxable income by capital loss carryforwards and net unrealized built-in losses after an “ownership change” of the Fund. The term “net unrealized built-in losses” refers to the excess, if any, of the Fund’s aggregate adjusted basis in its assets immediately before an ownership change, over the fair market value of such assets at such time, subject to a de minimis rule. The Fund would experience an ownership change under Code Section 382 if and when 5-percent shareholders of the Fund increase their ownership by more than 50 percentage points in the aggregate over their respective lowest percentage ownership of Fund shares in a 3-year period. Under Code Section 382, if the Fund experiences an ownership change, the Fund may use its pre-change tax capital loss carryforwards and net unrealized built-in losses in a year after the ownership change generally only up to the product of the fair market value of the Fund’s equity immediately before the ownership change and a certain interest rate published monthly by Treasury known as the applicable long-term tax-exempt rate. The foregoing limitation on the use of pre-ownership change net unrealized built-in losses only applies for a period of five years after the ownership change, while the foregoing limitation on the use of pre-ownership change capital loss carryforwards lasts indefinitely.

The Fund may elect to treat any post-October capital loss (defined as the Fund’s net capital loss, net long-term capital loss, or net short-term capital loss, as applicable, in each case attributable to the portion of the taxable year after October 31) and late-year ordinary loss (generally, (i) net ordinary losses from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary losses attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the Fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its net capital gain income for the one year period ending on October 31 of such year, plus any retained amount for the prior year, the Fund will be subject to a non-deductible excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange or other taxable disposition of property that would be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid on December 31 of the preceding year, if the dividend is declared and payable to the shareholders of record on a date in October, November or December of that preceding year.

The Fund intends to make distributions sufficient to avoid imposition of the excise tax, although there can be no assurance that it will be able to do so.

Equalization Accounting

The Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, the Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares. This method would allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders. If the IRS determines that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for the Fund for any taxable year in which it is a personal holding company for federal income tax purposes.

Personal Holding Company

If the Fund is a “personal holding company” and fails to distribute (or to be treated as distributing) all of its investment company taxable income, the Fund may also be subject to a 20% nondeductible tax on its “undistributed personal holding company income.” The Fund would generally be a personal holding company for a taxable year if five or fewer individuals own more than 50% of its outstanding shares at any time in the last half of the taxable year. The term “individual” for this purpose includes private foundations and certain trusts. The Fund does not expect to be subject to the tax on undistributed personal holding company income, although there can be no assurance that this will never occur.

Taxation of Fund Distributions

For U.S. federal income tax purposes, distributions of investment company taxable income are generally taxable as ordinary income to the extent of the Fund’s current or accumulated “earnings and profits.” Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned the shareholder’s shares. Distributions of net capital gains from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (i.e., “capital gain dividends”) will be taxable to Fund shareholders as long-term capital gains. Generally, distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. The maximum long-term capital gain rate applicable to individuals is generally 20%.

The Fund may designate certain dividends as derived from “qualified dividend income,” which, when received by an individual or other non-corporate shareholder, will be taxed at a maximum tax rate applicable to long-term capital gain. Dividend income distributed to individual or other non-corporate shareholders will qualify as “qualified dividend income” as that term is defined in Section 1(h)(11)(B) of the Code to the extent such distributions are attributable to income from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations provided that certain holding period and other requirements are met by both the Fund (with respect to the dividend paying corporation’s stock) and its shareholders (with respect to the Fund’s shares). The Fund does not expect a significant portion of distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder invested in the Fund (and thus were included in the price the shareholder paid).

Distributions of earnings are taxable whether shareholders receive them in cash or reinvest them in additional shares. Any gain resulting from the sale or redemption of Fund shares generally will be taxable as capital gains. Distributions declared and payable by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for U.S. federal tax purposes as paid by the Fund and received by shareholders on December 31st of the preceding year.

The maximum long-term capital gain rate applicable to individuals generally is 20%. These tax rates are in addition to the 3.8% Medicare tax imposed on certain net investment income. See “Surtax on Net Investment Income,” below.

Dividends received by corporate shareholders that are reported by the Fund in a written statement furnished to shareholders may qualify for 50% dividends received deduction with respect to the amount of qualifying dividends received by the Fund from domestic corporations and with respect to that portion (if any) of interest paid or accrued on certain high yield discount obligations owned by the Fund are treated as dividends. For a shareholder to receive this deduction, certain holding period requirements apply. In particular, the Fund’s corporate shareholders must hold their Fund shares (and must not have certain protections against risk of loss) at least 46 days for the 91-day period beginning on the date 45 days before the date on which the Fund’s shares become ex-dividend. Additionally, the Fund must meet similar holding period requirements with respect to shares of the domestic corporation issuing dividends. The dividends-received deduction is also reduced for dividends on certain debt-financed portfolio stock.

Section 163(j) of the Code generally limits the deductibility of business interest to the sum of the taxpayer’s business interest income and 30% of its adjusted taxable income. Certain small businesses are exempt from such limitations. If the Fund, as a RIC, earns business interest income, the Fund would be permitted to pay Code Section 163(j) interest dividends to its shareholders. A shareholder that receives a Code Section 163(j) interest dividend generally may treat the dividend as interest income for purposes of Code Section 163(j) if certain holding period requirements are met. Generally, the shareholder must have held the fund shares for more than 180 days during the 361-day window beginning 180 days before the ex-dividend date, and the shareholder must not be obligated (under a short sale or otherwise) to make related payments with respect to substantially similar or related property.

If the Fund makes a distribution in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder’s tax basis in the shareholder’s shares, and thereafter as capital gain. A return of capital is generally not taxable, but it reduces a shareholder’s basis in the shareholder’s shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by the shareholder of such shares.

Sale of Exchange-Listed or Redemption of Creation Units

The sale of exchange-listed shares of the Fund, or the redemption of shares constituting Creation Units by an Authorized Participant, may give rise to a taxable gain or loss to the selling or redeeming shareholder equal to the difference between the amount received for the shares and the shareholder’s adjusted tax basis in the shares sold or redeemed. In general, any gain or loss realized upon a taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than one year. Otherwise, such gain or loss will be treated as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received (or deemed received) by the shareholder with respect to the shares. The deductibility of capital losses is subject to limitation.

All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other substantially identical shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Special Tax Considerations

The following discussion relates to the particular U.S. federal income tax consequences of the investment policies of the Fund.

Passive Foreign Investment Companies

The Fund may own shares in certain foreign investment entities referred to as “passive foreign investment companies” (“PFICs”). In order to avoid U.S. federal income tax and an additional charge on a portion of any “excess distribution” from PFICs or gain from the disposition of PFIC shares, the Fund may elect to “mark-to-market” annually its investments in such entities, which will result in the Fund being treated as if it had sold and repurchased all the PFIC stock at the end of each year. If the Fund makes the mark-to-market election, the Fund would report any such gains as ordinary income and would deduct such losses as ordinary losses to the extent of previously recognized gains. By making the mark-to-market election, an electing Fund could potentially mitigate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year it may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. As a RIC, the Fund may have to distribute this “phantom” income and gain to satisfy the distribution requirement and to avoid imposition of the excise tax described above.

Alternatively, the Fund may elect to treat the PFIC as a “qualified electing fund” (a “QEF election”), in which case the Fund must include its share of the company’s income and net capital gains annually, regardless of whether it receives distributions from the PFIC. As with the mark-to-market election, these amounts would be taken into account by the Fund if it makes a QEF election for purposes of satisfying the distribution requirement and the excise tax distribution requirement. Amounts included in income under a QEF election will be qualifying dividend income for a RIC if either (i) the earnings attributable to the inclusions are distributed in the taxable year of the inclusion, or (ii) such earnings are derived with respect to the RIC’s business of investing in stock, securities or currencies. In order to make a QEF election, the Fund must obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Income from investments in PFICs generally will not qualify for treatment as qualified dividend income. Dividends paid by PFICs or by foreign corporations that were PFICs in the year preceding the payment of the dividends are not eligible to be treated as qualified dividend income.

If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election or a QEF election, the Fund may be subject to U.S. federal income tax and an interest charge on distributions with respect to such shares, or gain from the disposition of such shares, under punitive tax rules that apply to so-called “excess distributions” from PFICs, even if such income is distributed as a taxable dividend by the Fund to its shareholders.

Controlled Foreign Corporations

The Fund may also invest in entities referred to as “controlled foreign corporations” (“CFCs”). A CFC is a foreign corporation in which more than 50% of the stock, by vote or value, is owned by U.S. persons each of whom own, directly or constructively, 10% or more of the stock of a foreign corporation by vote or by value (“U.S. shareholders”). If the Fund is a U.S. shareholder with respect to a CFC, the Fund must annually include in income its allocable share of the CFC’s (i) “subpart F income” and (ii) “net CFC tested income” (“NCTI”) (previously known as global intangible low-tax income (“GILTI”) before changes to the Code introduced in 2025),, both as defined by the Code, regardless of whether or not the CFC distributes such amounts to the Fund. Amounts included in gross income by the Fund as subpart F income of a CFC are qualifying income for a RIC under Code Section 851(b) if either (i) such amounts are distributed to the Fund in the taxable year in which they are earned by the CFC, or (ii) such income is derived with respect to the Fund’s business of investing in stock, securities or currencies. NCTI inclusions are generally treated in the same manner for purposes of Code Section 851(b) as subpart F inclusions.

Non-U.S. Taxes

If the Fund invests in non-U.S. securities, it may be liable to non-U.S. governments for taxes relating primarily to investment income or capital gains on non-U.S. securities in the Fund’s portfolio. If at the close of its taxable year more than 50% of the value of the Fund’s total assets consists of securities of foreign corporations (including foreign governments), the Fund may make an election under the Code that would allow Fund shareholders who are U.S. persons or U.S. corporations to claim a foreign tax credit or deduction (but not both) on their U.S. income tax return for their pro rata portion of qualified taxes paid by that Fund to non-U.S. countries in respect of non-U.S. securities held at least a minimum period as specified in the Code. If the Fund were eligible for and were to make the election, the amount of each shareholder’s distribution reported on the information returns filed by the Fund with the IRS must be increased by the amount of the shareholder’s portion of the Fund’s foreign tax paid. A shareholder’s ability to claim all or a part of a foreign tax credit or deduction in respect of non-U.S. taxes paid by the Fund would also be subject to certain limitations imposed by the Code.

If the Fund were to qualify as a “qualified fund of funds,” the Fund could be entitled to elect to pass-through its foreign tax credits without regard to the above described 50% requirement. For this purpose, the term “qualified fund of funds” means a RIC if (at the close of each quarter of the taxable year) at least 50% of the value of its total assets is represented by interests in other regulated investment companies.

The Fund makes no assurances as to either the availability of any election discussed in this section or their willingness to make any such election.

Non-U.S. Currency Transactions

Transactions in non-U.S. currencies, non-U.S.-currency denominated debt obligations and certain non-U.S. currency options, future contracts, and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the non-U.S. currency concerned and may increase the amount and affect the timing and character of taxes payable by shareholders of the Fund. Certain foreign currency contracts may be subject to Code Section 1256, with the result that such contracts generally must be “marked to market” annually, and gains and losses with respect to such contracts would generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. See “Financial Products”, below. Certain of the Fund’s transactions, if any, in foreign currencies and foreign currency denominated instruments could result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC, which may have the effect of accelerating taxable distributions to shareholders of the Fund.

Financial Products

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts, swaps and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income recognized by the Fund, defer the Fund’s losses, cause adjustments in the holding periods of the Fund’s securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to Fund shareholders.

Some of the Fund’s investments, such as certain option transactions as well as futures transactions in foreign currency contracts that are traded in the interbank market, may be “section 1256 contracts.” Gains and losses on section 1256 contracts are generally treated as 60% long-term capital and 40% short-term capital, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary in character. Section 1256 contracts held by the Fund at the end of a taxable year are “marked to market” for income tax purposes, meaning that unrealized gains or losses are treated as though they were realized (and treated on the 60/40 basis described above).

For the Fund to continue to qualify for federal income tax treatment as a RIC, at least 90% of its gross income for a taxable year must be derived from qualifying income. Gain realized from closing out futures contracts will be considered qualifying income for purposes of the 90% gross income requirement.to the extent that such gain is derived with respect to the Fund’s business of investing in securities. The IRS could challenge the Fund’s determination that gain from closing out future contracts is qualifying income for purposes of the 90% requirement.

Certain positions undertaken by the Fund may constitute “straddles” for U.S. federal income tax purposes. The straddle rules may affect the character of gains or losses realized by the Fund. Losses realized by the Fund that are part of a straddle may be deferred beyond the point in time that they are realized. The straddle rules, if applicable, could increase the amount of short-term capital gain realized by the Fund, which is taxed as ordinary income when distributed to shareholders. Certain tax elections that the Fund may make with respect to straddles could affect the character and timing of recognition of gains and losses.

Rules governing the tax aspects of notional principal contracts in which the Fund may invest are not clear in various respects. As a result, the IRS could challenge the Fund’s methods of accounting for U.S. federal income tax purposes for such contracts, and such a challenge could affect the status of the Fund as a RIC.

The Fund may make short sales of securities. Short sales may increase the amount of short-term capital gains realized by the Fund, which is taxed as ordinary income to the shareholders when distributed. Short sales may also constitute “constructive sales,” which would result in taxable income before the short-sale positions are terminated.

Certain of the Fund’s hedging activities including its transactions in options, futures contracts and foreign currencies, are likely to result in a difference between the Fund’s book income and taxable income. This difference may cause a portion of the Fund’s income distributions to constitute a return of capital or capital gain for tax purposes or require the Fund to make distributions exceeding book income to avoid excise tax liability and to qualify as a RIC, which may have the effect of accelerating taxable distributions to shareholders.

Securities Issued or Purchased at a Discount

The Fund may acquire debt obligations that have original issue discount. “Original issue discount” is the excess of a debt obligation’s stated redemption price at maturity over the obligation’s issue price. Under long-standing tax rules, a taxpayer that acquires an obligation with original issue discount generally must include the original issue discount in income on a constant yield-to-maturity basis without regard to when, or whether, payments are made on the obligation. Obligations owned by the Fund that have original issue discount may include investments in payment-in-kind securities, and certain other obligations. Obligations with original issue discount owned by the Fund will give rise to income that the Fund will be required to distribute even though the Fund does not receive an interest payment in cash on the obligation during the year and may never receive such payment. In order to generate sufficient cash to make the required distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such sales. If the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Some debt obligations that are acquired by the Fund in the secondary market may be treated as having market discount. “Market discount” is generally the excess of the stated redemption price of the bond at maturity over the basis of the bond immediately after its acquisition by the taxpayer. Generally, any gain recognized on the disposition of a debt security having market discount is treated as ordinary income to the extent the gain does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Fund may make certain elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income for U.S. federal income tax purposes. When recognized, market discount is taxable as ordinary income even if interest on the debt obligation in question is tax exempt.

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities and derivatives may also cause such Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Funds could be required at times to liquidate other investments in order to satisfy their distribution requirements, potentially increasing the amount of capital gain dividends made to shareholders.

High-Risk Securities

The Fund may invest in debt obligations that are in the lowest rating categories or are unrated. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. The application of the U.S. federal income tax rules with respect to these types of investments is complicated and will depend upon the application of the law to facts that may be unclear, which may result in uncertainty about the U.S. federal income tax treatment of these investments (e.g., such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts, or worthless securities and how payments received on obligations in default should be allocated between principal and income). These and other related issues will be addressed by the Fund if it invests in such securities in order to seek to ensure that the Fund distributes sufficient income to avoid becoming subject to U.S. federal income or excise tax.

Real Estate Investment Trusts

The Fund’s investments, if any, in equity securities of a real estate investment trust (“REIT”) may result in the Fund’s receipt of cash in excess of the REIT’s earnings. If the Fund receives such distributions all or a portion of these distributions will constitute a return of capital to the Fund. Receiving a return of capital distribution from a REIT will reduce the amount of income available to be distributed to Fund shareholders. Income from REIT securities generally will not be eligible for treatment as qualified dividend income.

Under Code Section 199A, a deduction of up to 20% is available for taxpayers other than corporations for qualified business income, from certain pass-through businesses, including “qualified REIT dividends” from REITs (i.e., ordinary REIT dividends, other than capital gains dividends, and REIT dividends designated as qualified dividend income). A RIC may pay and report “section 199A dividends” to its shareholders with respect to the RIC’s qualified REIT dividends. The amount of section 199A dividends that the Fund may pay and report to its shareholders is limited to the excess of the “qualified REIT dividends” that the Fund receives from REITs for a taxable year over the Fund’s expenses allocable to such dividends.

A shareholder may treat section 199A dividends received on a share of the Fund as “qualified REIT dividends” if the shareholder has held the share for more than 45 days during the 91-day period beginning 45 days before the date on which the share becomes ex-dividend, but only to the extent that the shareholder is not under an obligation (under a short-sale or otherwise) to make related payments with respect to positions in substantially similar or related property. A shareholder may include 20% of the shareholder’s “qualified REIT dividends” in the computation of the shareholder’s “combined qualified business income amount” under Code Section 199A. Code Section 199A allows a taxpayer (other than a corporation) a deduction for a taxable year equal to the lesser of (A) the taxpayer’s “combined qualified business income amount” or (B) 20% of the excess of the taxpayer’s taxable income over the taxpayer’s net capital gain for the year.

Tax-Exempt Shareholders

Under current law, the Fund serves to “block” (that is, prevent the attribution to shareholders of) unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund. This could happen, for example, if either: (1) the Fund invests in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”); or (2) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code. If a charitable remainder trust (as defined in section 664 of the Code) realizes any UBTI for a taxable year, it will be subject to an excise tax equal to the amount of such UBTI. Charitable remainder trusts and other tax-exempt investors are urged to consult with their tax advisors concerning the tax consequences of investing in the Fund.

Backup Withholding

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends or gross sale proceeds paid to any individual shareholder who (i) fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), (ii) has been identified by the IRS as otherwise subject to backup withholding, or (iii) fails to certify to the Fund that the shareholder is a U.S. person that is not subject to such withholding. The backup withholding tax rate is 24%. If a shareholder fails to furnish a valid TIN upon request, the shareholder can be subject to IRS penalties.

Backup withholding is not an additional tax. Amounts withheld under the backup withholding rules from a payment to a shareholder generally may be refunded or credited against the shareholder federal income tax liability, if any, provided that certain required information is timely furnished to the Internal Revenue Service.

Cost Basis Reporting

The Fund (or its administrative agents) must report to the IRS and furnish to fund shareholders the cost basis information for fund shares purchased on or after January 1, 2012, when redeemed, exchanged or otherwise sold and whether the shares had a short-term or long-term holding period. In addition, the Fund is required to report the gross proceeds from the sale of all Fund shares (regardless of when such shares were purchased).

Shareholders may elect from among several IRS-accepted cost basis methods to calculate the cost basis of their covered shares. In the absence of such an election, the Fund will use its default cost basis method. The cost basis method elected or applied may not be changed after the settlement date of a sale of Fund shares. Fund shareholders should consult with their tax advisers concerning the most desirable IRS-accepted cost basis method for their tax situation.

Surtax on Net Investment Income

A surtax of 3.8% applies to net investment income of individuals, and to the undistributed net income of estates and certain trusts, to the extent that such person’s gross income, as adjusted, exceeds a threshold amount. Net investment income includes interest, dividends, royalties, rents, gross income from a trade or business involving passive activities, and net gain from disposition of property (other than property held in a non-passive trade or business). Net investment income also includes ordinary income and capital gain distributions received with respect to shares of the Fund and net gains from redemptions or other taxable dispositions of the Fund shares. Net investment income is reduced by deductions properly allocable to such income.

Foreign Shareholders

For purposes of this discussion, “foreign shareholders” are shareholders that are foreign persons, including: (i) individuals classified as nonresident aliens for U.S. tax purposes, (ii) foreign trusts (i.e., trusts other than a trust with respect to which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), (iii) foreign estates (i.e., an estate the income of which is not subject to U.S. tax on its foreign-source income), and (iv) foreign corporations (i.e., entities classified as corporations for U.S. tax purposes other than an entity organized under the laws of the United States or any state). If a pass-through entity (including for this purpose any entity treated as a partnership or S corporation for U.S. federal income tax purposes) is a beneficial owner of shares, the tax treatment of an owner of the pass-through entity will generally depend upon the status of the owner and the activities of the pass-through entity. Owners of pass-through entities that are considering the purchase of shares of the Fund should consult their tax advisers regarding the U.S. federal income tax consequences of the purchase, ownership and disposition of shares.

This discussion does not address tax consequence of special concern to foreign shareholders subject to special U.S. tax rules, including:

●	former U.S. citizens and residents;

●	expatriated or inverted entities;

●	a nonresident alien individual present in the United States for 183 days or more in a taxable year.

●	a controlled foreign corporation, passive foreign investment company, or a foreign government; or

●	a foreign shareholder whose income from the Fund is effectively connected with a U.S. trade or business of the foreign shareholder or, if a U.S. income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder as determined under such treaty.

U.S. Withholding Requirements on Distributions to Foreign Shareholders Generally

Subject to the exceptions described below, distributions made to foreign shareholders of the Fund will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. Such withholding is something referred to as “Chapter 3 Withholding.” If any distribution made by the Fund is “effectively connected” with a U.S. trade or business (or, if an applicable income tax treaty so requires, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding generally applicable to foreign shareholders will not apply provided that the shareholder provides the Fund with proper document (generally on a Form W-8ECI) certifying its eligibility for such treatment, and the distribution will be subject to the tax, withholding, and reporting requirements generally applicable to U.S. shareholders, and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation.

Short-Term Capital Gain Dividends

If a foreign shareholder of the Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, short-term capital gain dividends properly reported by the Fund to shareholders as paid from its net short-term capital gains in excess of the Fund’s net long-term capital losses, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below under “Redemptions and Capital Gain Dividends”), will not be subject to U.S. withholding tax unless the shareholder is a nonresident alien individual present in the United States for periods aggregating 183 days or more during the taxable year of the dividend and certain other conditions apply.

Interest-Related Dividends

If a foreign shareholder of the Fund timely furnishes valid tax documentation on the appropriate Form W-8 certifying its non-U.S. status, dividends properly reported by the Fund to shareholders as interest-related dividends and paid from its net “qualified interest income” generally will not be subject to U.S. withholding tax. “Qualified interest income” includes, in general, the sum of the Fund’s U.S. source: (i) bank deposit interest, (ii) short-term original issue discount (payable 183 days or less from the date of its original issuance), (iii) interest on obligations in registered form that qualifies as “portfolio interest,” and (iv) any interest-related dividend passed through from another RIC, in each case in excess of expenses allocable to the interest income. However, with respect to clauses (iii) and (iv), the Fund’s interest-related dividends paid to a foreign shareholder are subject to U.S. taxation to the extent attributable to interest received by the Fund on indebtedness issued by (a) the foreign shareholder, (b) any corporation or partnership of which the foreign shareholder is a 10 percent owner, or (c) a person related to the foreign shareholder if the foreign shareholder is a CFC. In addition, dividends do not qualify as interest-related dividends if paid to foreign shareholders in countries for certain periods during which the Secretary of the Treasury determines that there is inadequate information exchange between such country and the United States to prevent the evasion of U.S. income tax by a U.S. person.

Shares Held Through an Intermediary

Where shares of the Fund are held through an intermediary, even if the Fund reports a distribution in a manner described above, no assurance can be made that the intermediary will respect such a designation. Foreign shareholders should contact their intermediaries regarding the application of these rules to their accounts. In addition, the foregoing exemptions from U.S. withholding tax do not apply to withholding required under the Foreign Account Tax Compliance Act (“FATCA”), described under the discussion below under “Withholding on Shares Held in Foreign Accounts.”

Redemptions and Capital Gain Dividends

In general, a foreign shareholder’s capital gains realized on the redemption or other disposition of shares of the Fund or from capital gain dividends are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status (generally on an applicable IRS Form W-8), unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an applicable income tax treaty so requires, are attributable to a permanent establishment) of the foreign shareholder, (ii) in the case of an individual foreign shareholder, the shareholder is present in the United States for a period or periods aggregating 183 days or more during the year of the disposition of Fund shares or the receipt of capital gain dividends and certain other conditions are met, or (iii) the Fund is a “qualified investment entity.” A RIC is a “qualified investment entity” if it either is a “U.S. real property holding corporation” (a “USRPHC) or would be a USRPHC but for the application of certain exceptions to the definition of that term. A USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s interests in real property and trade or business assets. USRPIs generally include any interest in U.S. real property and any interest (other than solely as a creditor) in a domestic corporation that was a USRPHC in the preceding five years (or during the shareholder’s holding period in shares of the USRPHC, if shorter).

If a foreign shareholder of the Fund is subject to tax for the reason identified in clause (i), above, the tax, withholding, and reporting requirements applicable to U.S. shareholders generally will apply to the foreign shareholder and an additional branch profits tax may apply if the foreign shareholder is a foreign corporation. If clause (i) is inapplicable but clause (ii), above, applies, such gains and distributions will be subject to federal income tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). If clause (iii), above, applies, any distributions by the Fund to a foreign shareholder (including, in certain cases, distributions made by the Fund in redemption of its shares) attributable to gains realized by the Fund on the disposition of USRPIs or attributable to certain distributions received by the Fund from a lower-tier RIC or REIT, could be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. income tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of withholding and the character of such distributions (e.g., as ordinary income or capital gain), would depend upon the extent of the foreign shareholder’s current and past ownership of the Fund. In addition, if the stock of the Fund were considered a USRPI, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption. However, the term “USRPI” does not include a “domestically controlled” qualified investment entity as defined to include a qualified investment entity if less than 50% of its shares were owned, directly or indirectly, by foreign persons at all times over specified periods.

Whether or not the Fund is characterized as a “qualified investment entity” will depend upon the nature and mix of the Fund’s assets. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Fund.

Certifications Requirements for Obtaining Reduced Treaty Rates of Withholding and Exemptions from Backup Withholding

In general, a foreign shareholder of the Fund that intends to qualify for a lower rate of withholding under an applicable U.S. income tax treaty must provide the Fund with proper document (generally on a Form W-8BEN or a Form W-8BEN-E) certifying its eligibility for treaty relief. Foreign shareholders should consult their tax advisers in this regard. Treaty relief is not available for excess inclusions received directly or indirectly from REMIC residual interests or from REIT TMPs that are allocated to Fund shareholders.

Distributions and redemption proceeds paid or credited to a foreign shareholder of the Fund are generally exempt from backup withholding. However, a foreign shareholder of the Fund may be required to establish that exemption by providing certification of foreign status on an appropriate Form W-8.

Withholding on Shares Held in Foreign Accounts Under the Foreign Account Tax Compliance Act (or “FATCA”), foreign financial institutions (“FFIs”) or non-financial foreign entities (“NFFEs”) that are shareholders of the Fund may be subject to a 30% withholding tax on certain distributions paid by the Fund. FATCA withholding is different from, and in addition to, the rules discussed above for withholding on distributions payable to Foreign Shareholders generally, withholding on certain redemptions and capital gain dividends, and backup withholding. The FATCA withholding tax generally may be avoided on payments to an: (a) FFI, if the FFI reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI, and (b) NFFE, if the NFEE: (i) certifies that is has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them to the withholding agent (which may be the Fund). The U.S. Treasury has negotiated intergovernmental agreements (each, an “IGA”) with certain countries and is in various stages of negotiations with other foreign countries with respect to one or more alternative approaches to implement FATCA. An entity in one of those countries may be required to comply with the terms of an IGA and applicable local law instead of U.S. Treasury regulations. The withholding requirements under FATCA are in addition to the withholding rules described above.

An FFI can avoid FATCA withholding by becoming a “participating FFI,” which requires the FFI to enter into a tax compliance agreement with the IRS under section 1471(b) of the Code under which it agrees to verify, report and disclose certain of its U.S. accountholders and provided that such entity meets certain other specified requirements. The FFI will report to the IRS, or, depending on the FFI’s country of residence, to the government of that country (pursuant to the terms and conditions of an applicable IGA and applicable law), which will, in turn, report to the IRS. An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid FATCA withholding generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report to the Fund or other applicable withholding agent, which will, in turn, report information to the IRS.

FFIs and NFFEs also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.

Reportable Transactions

Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or twice such amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. Whether a loss is reportable under these regulations does not determine whether the taxpayer’s treatment of the loss is proper. Shareholders who own portfolio securities directly are in many cases excepted from this reporting requirement but, under current guidance, shareholders of regulated investment companies are not excepted. A shareholder who fails to make the required disclosure to the IRS may be subject to substantial penalties. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper.

Other Tax Matters

Special tax rules not described in this discussion apply to investments through defined contribution plans and other tax-qualified plans and to investments by tax-exempt entities. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans or by such entities and the precise effect that an investment in the Fund would have on their particular tax situations. A type of savings account known as “Trump accounts” were introduced into the Code in 2025 as a type of individual retirement account for children. Trump accounts can be invested only in eligible investments which include only mutual funds or exchange traded funds that track the returns of certain types of equity indexes. The Fund does not expect to qualify as an eligible investment and investors will not be eligible to invest Trump accounts in the Fund.

The foregoing discussion relates solely to U.S. federal income tax law. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to U.S. federal, state, local and, where applicable, foreign taxes. Foreign investors should consult their tax advisers concerning the U.S. federal income tax consequences of ownership of shares of the Fund and for more information on the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the backup withholding tax rates (or a reduced rate of withholding provided by treaty).

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

DESCRIPTION OF THE TRUST

The Trust was organized as a Delaware statutory trust on January 12, 2012 and consists of multiple separate portfolios or series. The Board may establish additional series in the future. The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest with no par value.

The Trust consists of multiple separate portfolios or series. When certain matters affect one Fund but not another, the shareholders vote as the Fund regarding such matters. Subject to the foregoing, on any matter submitted to a vote of shareholders, all shares then entitled to vote will be voted separately by the Fund unless otherwise required by the 1940 Act, in which case all shares will be voted in the aggregate. For example, a change in the Fund’s fundamental investment policies would be voted upon only by shareholders of the Fund. Additionally, approvals of Investment Advisory Contracts are matters to be determined separately by the Fund.

Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other Fund to approve the proposal as to that Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund means the vote of the lesser of (i) 67% of the shares of the Fund or class represented at a meeting if the holder of more than 50% of the outstanding shares of the Fund or class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or proxy, or (ii) more than 50% of the Trust’s outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

The Trust is not required to hold regular annual meetings of the Fund’s shareholders and does not intend to do so. However, the Trust undertakes to hold a special meeting of its shareholders if the purpose of voting on the question of removal of a director or trustees is requested in writing by the holders of at least 10% of the Trust’s outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee either by declaration in writing or at a meeting called for such purpose.

Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Trustees. In the event of the liquidation or dissolution of the Trust, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets of the Trust not attributable to the Fund that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Trust.

Under Delaware law, shareholders could, under certain circumstances, be held personally liable for the obligations of a series of the Trust but only to the extent of the shareholder’s investment in such series. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of each series of the Trust and requires that notice of the disclaimer be given in each contract or obligations entered into or executed by the Trust or the Trustees. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote and is limited to the amount of the shareholder’s investment in the Fund.

INDICATIVE INTRA-DAY VALUE

The approximate value of the Fund’s investments on a per-Share basis, the Indicative Intra-Day Value (“IIV”), is disseminated by the Fund’s listing Exchange every 15 seconds during hours of trading on the Exchange. The IIV should not be viewed as a “real-time” update of NAV because the IIV will be calculated by an independent third party calculator and may not be calculated in the exact same manner as NAV, which is computed daily.

The Exchange calculates the IIV during hours of trading on the Exchange by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares. “Estimated Fund Value” is the sum of the estimated amount of cash held in the Fund’s portfolio, the estimated amount of accrued interest owing to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of liabilities. In determining the estimated value for each of the component securities, the IIV will use last sale, market prices or other methods that would be considered appropriate for pricing equity securities held by registered investment companies. Although the Fund provides the independent third party calculator with information to calculate the IIV, the Fund is not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Fund makes no warranty as to the accuracy of the IIV.

OTHER INFORMATION ABOUT THE FUND

[_____], located at [_____] (“[___]”), serves as Custodian for the Fund. As such, [___] holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, [___] receives and delivers cash and securities of the Fund in connection with portfolio transactions and collect all dividends and other distributions made with respect to portfolio securities. [___] also maintains certain accounts and records of the Fund.

Transfer Agent. [___], pursuant to a Transfer Agency and Service Agreement, serves as transfer agent for the Fund. As Transfer Agent, [___] has, among other things, agreed to (i) issue and redeem shares of the Fund; (ii) make dividend and other distributions to shareholders of the Fund; (iii) effect transfers of shares; (iv) mail communications to shareholders of the Fund, including account statements, confirmations, and dividend and distribution notices; (v) facilitate the electronic delivery of shareholder statements and reports and (vi) maintain shareholder accounts. Under the Transfer Agency and Service Agreement, [___] receives from the Trust an annual minimum fee and a fee based upon the number of shareholder accounts and is also reimbursed for out-of-pocket expenses. [As described above, [___] is an affiliate of the Distributor and the Sub-Adviser].

Independent Registered Public Accounting Firm. [___] (“[___]”) serves as the Trust’s independent registered public accounting firm. [___] is located at [___].

Counsel. Davis Graham & Stubbs LLP serves as counsel to the Fund and is located at 3400 Walnut Street, Suite 700, Denver, Colorado 80205.

PERFORMANCE INFORMATION

Yield and Total Return. The Fund may from time to time include the yield and/or total return of its shares in advertisements or information in advertisements or information furnished to present or prospective shareholders.

The Fund’s yield will vary from time to time depending upon market conditions, the composition of its portfolios and operating expenses of the Trust allocated to the Fund. These factors, possible differences in the methods used in calculating yield, and the tax exempt status of distributions, should be considered when comparing the Fund’s yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund’s shares and to the relative risks associated with the investment objectives and policies of the Fund.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

Investors in the Fund are specifically advised that share prices, expressed as the net asset value per share, will vary just as yield will vary. An investor’s focus on the yield of the Fund to the exclusion of the consideration of the share price of that Fund may result in the investor’s misunderstanding the total return he or she may derive from the Fund.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund has not commenced investment operations. When available, you can obtain copies of the Fund’s Annual Report and Semi-Annual Report at no charge by writing or telephoning the Fund at the address or number on the front page of this SAI.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

The Fund may make use of average portfolio credit quality standards to assist institutional investors whose own investment guidelines limit their investments accordingly. In determining the Fund’s overall dollar-weighted average quality, unrated securities are treated as if rated, based on the adviser’s view of their comparability to rated securities. The Fund’s use of average quality criteria is intended to be a guide for those investors whose investment guidelines require that assets be invested according to comparable criteria. Reference to an overall average quality rating for the Fund does not mean that all securities held by the Fund will be rated in that category or higher. The Fund’s investments may range in quality from securities rated in the lowest category in which the Fund is permitted to invest to securities rated in the highest category (as rated by Moody’ s, S&P or Fitch or, if unrated, determined by the adviser to be of comparable quality). The percentage of the Fund’s assets invested in securities in a particular rating category will vary. Following is a description of Moody’s, S&P’s and Fitch’s ratings applicable to fixed-income securities.

Moody’s Investors Service, Inc.

Corporate and Municipal Bond Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than with Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured), interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

Unless noted as an exception, Moody’s rating on a bank’s ability to repay senior obligations extends only to branches located in countries which carry a Moody’s Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank’s rating or Moody’s Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody’s ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor’s home country and cither the issuer’s home country or the country where an issuer branch is located are not incorporated into Moody’s ratings.

Moody’s makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act or issued in conformity with any other applicable law or regulation. Nor does Moody’s represent that any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

Moody’s applies numerical modifiers, 1,2, and 3 in each generic rating classified from Aa through Caa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Corporate Short-Term Debt Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment-grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed: conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s Ratings Services

Issue Credit Rating Definitions

A Standard & Poor’s issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days, including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment - capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation: nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt the rating may not conform exactly with the category definition.

Corporate and Municipal Bond Ratings

Investment-grade

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated ‘BBS’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Speculative Grade

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

r: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

The absence of an “r” symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Commercial Paper Rating Definitions

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch Investor Services, Inc

Credit Ratings

Fitch’s credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch’s credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

The use of credit ratings defines their function: “investment grade” ratings (international Long-term ‘AAA’ to ‘BBB-’ categories; Short-term ‘F1’ to ‘F3’) indicate relatively low to moderate credit risk, while those in the “speculative” or “non investment grade” categories (international Long-term ‘BB+’ to ‘D’; Short-term ‘B’ to ‘D’) either signal a higher level of credit risk or that a default has already occurred. Credit ratings express risk in relative rank order, which is to say they are ordinal measures of credit risk and are not predictive of a specific frequency of default or loss.

Depending on their application, credit ratings address benchmark measures of probability of default as well relative expectations of loss given default. For example, issuers are typically assigned Issuer Default Ratings that are relative measures of default probability. Similarly, short-term credit ratings give primary consideration to the likelihood that obligations will be met on a timely basis. Securities, however, are rated taking into consideration probability of default and loss given default. As a result, for entities such as corporations security ratings may be rated higher, lower or the same as the issuer rating to reflect expectations of the security’s relative recovery prospects, as well as differences in ability and willingness to pay. While recovery analysis plays an important role throughout the ratings scale, it becomes a more critical consideration for below investment-grade securities and obligations, particularly at the lower end of the non-investment-grade ratings scale where Fitch often publishes actual Recovery Ratings, that are complementary to the credit ratings.

Structured finance ratings typically are assigned to each individual security or tranche in a transaction, and not to an issuer. Each structured finance tranche is rated on the basis of various stress scenarios in combination with its relative seniority, prioritization of cash flows and other structural mechanisms.

International Long-Term Credit Ratings

International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.

The following rating scale applies to foreign currency and local currency ratings:

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB

Speculative

‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

Highly speculative

For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC

For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC

For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C

For issuers and performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD

Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

●	failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

●	the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or

●	the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

International Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B

Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C

High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

RD

Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations.

D

Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to International Long-Term and Short-Term ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’ or to Short-term ratings other than ‘Fl’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned: it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e. those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only

Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only

Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return

Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’

Paid-in-Full: denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

Fundsmith Investment Services Limited
Proxy Voting Policy

Proxy Voting Policy

1

I.	INTRODUCTION

1.	Purpose

The policy is designed to provide reasonable assurance that, in instances where we vote on behalf of our Funds or clients, we will do so for their exclusive benefit and in their best interests.

2.	Scope

The Policy applies to all employees, partners, officers and contractors (hereafter collectively referred to as “Employees”) engaged by Fundsmith Investment Services Limited (hereafter collectively referred to as “Fundsmith” or “the Firm”).

3.	Responsibilities

It is the responsibility of Employees to read, understand and comply with the Policy. Employees are required to avoid any activity which might lead to, or suggest, a breach of this Policy.

4.	Governance

The person responsible for the policy is Tom Armstrong. Employees should refer to the Compliance Department for guidance or any interpretive issues that arise in relation to the Policy.

The Policy is reviewed annually and is subject to the approval of the Board of Directors.

5.	Violations

Employees must log an operational breach report for any breach or suspected breach of the Policy.

6.	Regulatory framework

The Policy has been designed to comply with:

●	Securities Act 2005
●	Sections 14A(a) and (b) of the Securities Exchange Act 1934
●	The Investment Advisers Act of 1940, Rule 206(4)-6 in relation to Proxy Voting.

The above rules contain substantially similar requirements in relation to the exercise of voting rights on behalf of clients. Fundsmith adopts a common policy in relation to exercising voting rights.

2

II.	THE POLICY

Where Fundsmith exercises voting rights it must do so in a manner that is consistent with the best interests of the fund, its investors and/or its clients. The exercising of voting rights must be consistent with the investment objectives and policies of the relevant fund or client mandate.

Fundsmith is required to have adequate and effective strategies for determining how and when any voting rights relating to client portfolios are to be exercised. These rights should be exercised to the exclusive benefit of the relevant Fund and/or client.

Whenever a voting matter arises for which Fundsmith is eligible as proxy, consideration must be given to how best to vote. In the context of the funds, Fundsmith will generally have the authority to exercise voting rights, subject to any specific laws or regulatory requirements relating to the investee company which may restrict our ability to exercise voting rights directly. Clients whose portfolios are being managed on a separate account basis may or may not have provided the Firm with authority to exercise voting rights on their behalf. This will be set out in the investment management agreement in place with the Client.

Fundsmith only operates a small number of funds across three strategies. We do not have a prescriptive approach toward proxy voting but assess each vote on a case-by-case basis, allowing the relevant portfolio manager to account for the specific context of the vote in regard to the company in question. We do not seek to implement a predetermined framework towards how we vote on specific topics – for example, a vote in favour of an identified independent chair may be appropriate for one company while inappropriate for another. Our priority when voting is to represent the best interests of our funds, our investors, and our clients. We will always ensure that the votes we cast are consistent with the investment objectives and policies of the relevant fund. When voting, we aim to support the long-term sustainable performance and growth of the business, in turn supporting our stated objective of maximising risk-adjusted returns for our investors.

Where we have voting authority, we will exercise voting rights in most circumstances, but are not bound by an absolute obligation to do so and, if we deem it appropriate, we will abstain from voting.

We monitor events concerning our investee companies (and should in any event receive notification when voting matters arise from the fund’s depositary).

A summary description of the Firm’s approach to exercising voting rights must be provided within the regulatory disclosure documents of each fund. Information is provided on request as to how voting rights have been exercised on behalf of fund investors and clients.

III.	MANAGEMENT OF CONFLICTS

Consideration must be given to whether the exercise of a particular voting right might create the possibility of a conflict, either between Fundsmith (or a member of personnel) and a Fund or client, or between one Fund or client and another.

In the event that a material conflict arises or could arise in relation to the exercise of a proxy vote, the Chief Compliance Officer should be informed immediately. The Chief Compliance Officer will refer to Fundsmith LLP’s Chief Compliance Officer who will be responsible, having discussed the situation with the Management Committee, for determining an appropriate course of action and ensuring that decisions are taken in the best interests of the Fund, its investors or affected clients in the circumstances.

3

It is considered unlikely that a material conflict would arise out of the exercise of proxy voting rights for the following reasons:

●	All the Funds follow the same investment strategy, except Fundsmith Reserve Master Fund to a limited extent as it also invests in shorts, and should therefore have broadly the same interest on any given voting matter;

●	Fundsmith does not engage in any proprietary trading and we operate a personal account dealing policy to minimise conflicts with the personal trades of partners and staff;

IV.	INTERACTION WITH THE APPROACH TO RESPONSIBLE INVESTMENT AND STEWARDSHIP

Fundsmith maintains and publishes an Approach to Responsible Investment document reflecting Fundsmith’s fiduciary duties. The document outlines our responsible investment practices during both the pre- and post-investment stages, including investment research, investee monitoring, company engagements and proxy voting.

Fundsmith LLP is a signatory to the Financial Reporting Council’s (“FRC”) UK Stewardship Code 2020 (“the Code”). An annual ’Stewardship Report’ is produced detailing how the company has implemented the Code’s 12 “apply or explain” Principles over a 12-month period. The Code evidences the application of the company’s Approach to Responsible Investment, including proxy voting activities.

Fundsmith believes that shareholder engagement can help support good corporate governance and therefore there is engagement with investee companies. Discussions are held with company management to discuss issues considered to be relevant to clients and fund investors.

Fundsmith does not seek to be an activist shareholder and does not seek to effect disruptive change in businesses. Fundsmith’s strategy is to invest in good companies which do not need to be changed.

V.	FORM N-PX

As a firm that is required to file reports under Rule 13f-1, Fundsmith also files Form N-PX annually pursuant to Sections 14A(a) and (b) of the Securities Exchange Act of 1934. The filing obligation relates only to certain votes in respect of executive compensation. The Form is completed by relevant personnel in Research with guidance from Addition Compliance.

ITERATION LOG

Version	Date approved	Amends
1.1	Jul 2025	Annual review- Inclusion of NPX
1.0	Feb 2024	New Policy

4

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)	(1)	Declaration of Trust of Registrant.(2)

	(2)	Certificate of Trust of Registrant, as filed with the State of Delaware on January 12, 2012.(2)

	(3)	Certificate of Amendment of Certificate of Trust of Registrant, as filed with the State of Delaware on May 18, 2012.(2)

	(4)	Amendment to Declaration of Trust, effective as of December 14, 2020.(30)

	(5)	Amendment No. 2 to Declaration of Trust, effective as of May 19, 2022.(37)

(b)		Bylaws of Registrant.(1)

(c)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(d)	(1)	Investment Advisory Agreement dated February 13, 2019 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund, Clarkston Founders Fund and the Clarkston Fund.(28)

	(2)	Investment Advisory Agreement dated October 2, 2017 between Registrant and Beacon Investment Advisory Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(3)	Investment Advisory Agreement dated September 23, 2019 between Registrant and Carret Asset Management, LLC with respect to the Carret Kansas Tax-Exempt Bond Fund.(28)

(4)(a)	Investment Advisory Agreement dated January 12, 2021 between Registrant and Hillman Capital Management, Inc. with respect to the Hillman Value Fund.(33)

(4)(b)	Amendment No. 1 dated February 1, 2024 to Investment Advisory Agreement dated January 12, 2021 between Registrant and Hillman Capital Management, Inc. with respect to the Hillman Value Fund.(40)

(5)	Investment Advisory Agreement dated March 8, 2023 between Registrant and Brigade Capital Management, LP with respect to the Brigade High Income Fund.(39)

	(6)	Investment Sub-Advisory Agreement dated March 8, 2023 between Brigade Capital Management, LP, Brigade Capital UK LLP, and Registrant, on behalf of the Brigade High Income Fund.(39)

	(7)	Investment Advisory Agreement between Registrant and Fundsmith Investment Services Limited with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

	(8)	Investment Sub-Advisory Agreement between Registrant, Fundsmith Investments Services Limited, and ALPS Advisors, Inc., with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

(e)	(1)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(22)

	(2)	Amendment to Distribution Agreement dated May 4, 2018 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(22)

	(3)	Amendment No. 2 to Distribution Agreement dated September 24, 2018 between Registrant and ALPS Distributors, Inc.(26)

	(4)	Amendment No. 3 to Distribution Agreement dated October 18, 2019 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(28)

	(5)	Amendment No. 4 to Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(32)

	(6)	Amendment No. 6 dated December 20, 2022 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(40)

	(7)	Amendment No. 7 to Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

	(8)	Form of Broker Dealer Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(33)

	(9)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(33)

	(10)	Form of Fund/SERV Agreement between ALPS Distributors, Inc. and servicing firm.(33)

	(11)	Form of NETWORKING Agreement between ALPS Distributors, Inc. and servicing firm.(33)

(f)		None.

(g)	(1)	Amended and Restated Global Custody Agreement For Foreign and Domestic Securities dated January 23, 2020, between Registrant and U.S. Bank, N.A (f/k/a MUFG Union Bank, National Association; Union Bank, N.A.).(28)

	(2)	Assignment of Custody Agreement dated July 14, 2021, among Registrant, MUFG Union Bank, National Association and U.S. Bank, N.A.(36)

	(3)	Custody Agreement dated October 2, 2017 between Registrant and U.S. Bank National Association with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(4)	Special Custody and Pledge Agreement dated August 15, 2020 between Registrant, Goldman Sachs & Co. LLC, Beacon Investment Advisory Services, Inc. and U.S. Bank National Association with respect to the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(29)

	(5)	Custody Agreement dated March 15, 2021 between Registrant and UMB Bank, N.A. with respect to the Hillman Value Fund. (36)

	(6)	Custody Agreement dated February 17, 2023 between Registrant and State Street Bank with respect to the Brigade High Income Fund.(39)

	(7)	Custody Agreement with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

(h)	(1)(a)	Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(1)(b)	Amendment dated April 26, 2016 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

	(1)(c)	Supplement dated February 1, 2018 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund.(27)

	(1)(d)	Amendment No. 2 dated February 18, 2021 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(36)

	(1)(e)	Amendment No. 3 dated April 1, 2023 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund.(40)

	(1)(f)	Amendment No. 4 dated March 26, 2024 to Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund, Clarkston Fund and Clarkston Founders Fund.(41)

	(2)(a)	Transfer Agency and Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

	(2)(b)	Supplement dated February 1, 2018 to Transfer Agency and Service Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(27)

	(2)(c)	Amendment No.1 dated February 18, 2021 to Transfer Agency and Service Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(36)

	(2)(d)	Amendment No. 2 dated February 8, 2022 to Transfer Agency and Service Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(37)

(2)(e)	Amendment No. 3 dated April 1, 2023 to Transfer Agency and Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(40)

(3)(a)	Transfer Agency and Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

(3)(b)	Amendment No. 1 dated February 18, 2021 to the Transfer Agency and Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(36)

(3)(c)

Amendment No. 2 dated April 1, 2023 to the Transfer Agency and Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(40)

(4)	Transfer Agency and Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

(5)(a)	Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund.(16)

(5)(b)	Amendment dated April 26, 2016 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

(5)(c)	Amendment dated August 23, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(26)

(5)(d)	Amendment No. 3 dated February 18, 2021 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(36)

(5)(e)	Amendment No. 4 dated April 1, 2023 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Fund, Clarkston Partners Fund and Clarkston Founders Fund.(40)

(5)(f)	Amendment No. 5 dated December 26, 2024 to Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Fund, Clarkston Partners Fund and Clarkston Founders Fund.(41)

(6)(a)	Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(6)(b)	Amendment dated August 23, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(26)

(6)(c)	Amendment No. 2 dated February 18, 2021 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(36)

(6)(d)	Amendment No. 3 dated February 8, 2022 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(37)

(6)(e)	Amendment No. 4 dated April 1, 2023 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(40)

(6)(f)	Amendment No. 5 dated December 26, 2024 to Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(41)

(7)(a)	Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

(7)(b)	Amendment No. 1 dated February 18, 2021 to Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(36)

(7)(c)	Amendment No. 2 dated April 1, 2023 to Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(40)

(7)(d)	Amendment No. 3 dated December 26, 2024 to Administration, Bookkeeping and Pricing Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(41)

(8)(a)	Services Agreement dated March 8, 2023 between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(39)

(8)(b)	Amendment No. 1 dated October 5, 2023 to the Services Agreement dated March 8, 2023 between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(40)

(8)(c)	Amendment No. 2 dated November 4, 2024 to Services Agreement dated March 8, 2023 between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(41)

(9)	Co-Administration Agreement dated March 8, 2023 between Registrant and Brigade Capital Management, LP with respect to the Brigade High Income Fund.(39)

(10)	Master Report Modernization Addendum dated March 20, 2020 to Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund, Beacon Accelerated Return Strategy Fund, Beacon Planned Return Strategy Fund, Seven Canyons Strategic Global Fund (f/k/a the Seven Canyons Strategic Income Fund), Seven Canyons World Innovators Fund, Clarkston Fund, Clarkston Founders Fund and Clarkston Partners Fund.(29)

(11)(a)	Master Liquidity Risk Management Addendum for Trust dated October 31, 2019 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund, the Clarkston Partners Fund and the Clarkston Fund.(28)

(11)(b)	Amendment No. 1 to the Master Liquidity Risk Management Addendum for Trust dated February 18, 2021 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund, the Clarkston Partners Fund and the Clarkston Fund.(36)

(12)(a)	Services Agreement among Registrant, ALPS Fund Services, Inc. and DST Systems, Inc. dated March 18, 2021 with respect to the Hillman Value Fund.(36)

(12)(b)	Amendment No. 1 dated December 26, 2024 to Services Agreement among Registrant, ALPS Fund Services, Inc. and DST Systems, Inc. dated March 18, 2021 with respect to the Hillman Value Fund.(41)

(13)	Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

(14)(a)	Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

(14)(b)	Amendment dated April 26, 2016 to Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

(14)(c)	Amendment No. 2 dated April 1, 2023 to Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Fund, Clarkston Partners Fund and Clarkston Founders Fund.(40)

(15)(a)	Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(15)(b)	Amendment dated January 4, 2018 to Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(21)

(15)(c)	Amendment No. 1 dated April 1, 2023 to Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(40)

(16)(a)	Chief Compliance Officer Services Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

(16)(b)	Amendment No. 1 dated October 17, 2019 to the Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(28)

(16)(c)	Amendment No. 2 dated April 1, 2023 to the Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(40)

(17)	Fee Waiver Letter Agreement dated January 6, 2022 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund.(36)

(18)	Fee Waiver Letter Agreement dated January 6, 2022 between Registrant and Beacon Investment Advisory Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(36)

(19)	Fee Letter Agreement dated January 27, 2025 between Registrant and Carret Asset Management, LLC with respect to the Carret Kansas Tax-Exempt Bond Fund.(41)

(20)	Fee Waiver Letter Agreement dated January 6, 2022 between Registrant and Hillman Capital Management, Inc. with respect to the Hillman Value Fund.(36)

(21)	Fee Waiver Letter Agreement dated January 24, 2025 between Registrant and Brigade Capital Management, LP with respect to the Brigade High Income Fund.(41)

(i)	(1)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Beacon Accelerated Return Strategy Fund, Beacon Planned Return Strategy Fund, Brigade High Income Fund, Carret Kansas Tax-Exempt Bond Fund, Clarkston Partners Fund, Clarkston Fund, Clarkston Founders Fund, Seven Canyons World Innovators Fund, Seven Canyons Strategic Global Fund (f/k/a the Seven Canyons Strategic Income Fund) and Hillman Value Fund.(41)

	(2)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Fundsmith Equity ETF.(to be filed by subsequent amendment)

(j)	(1)	Consent of Cohen & Company, Ltd., Independent Registered Public Accounting Firm, with respect to Beacon Accelerated Return Strategy Fund, Beacon Planned Return Strategy Fund, Brigade High Income Fund, Clarkston Partners Fund, Clarkston Fund, Clarkston Founders Fund, Seven Canyons Strategic Global Fund (f/k/a Seven Canyons Strategic Income Fund), Seven Canyons World Innovators Fund, Hillman Value Fund and Carret Kansas Tax-Exempt Bond.(41)

	(2)	Consent of Independent Registered Public Accounting Firm with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

(k)		None.

(l)	(1)	Share Purchase Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(2)	Share Purchase Agreement dated April 27, 2016 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Founders Fund.(18)

	(3)	Share Purchase Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

	(4)	Share Purchase Agreement dated September 24, 2018 between Registrant and ALPS Fund Services, Inc. with respect to the Carret Kansas Tax-Exempt Bond Fund.(26)

	(5)	Form of Share Purchase Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Hillman Value Fund.(33)

	(6)	Share Purchase Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Brigade High Income Fund.(40)

	(7)	Share Purchase Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Fundsmith Equity ETF.(to be filed by subsequent amendment)

(m)	(1)	Distribution and Services (12b-1) Plan (Class A) – Carret Kansas Tax-Exempt Bond Fund.(23)

	(2)	Amended Distribution and Services (12b-1) Plan (Class A) - Carret Kansas Tax-Exempt Bond Fund.(32)

	(3)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Partners Fund.(18)

	(4)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Fund.(18)

	(5)	Shareholder Services Plan (Institutional Class) – Clarkston Founders Fund.(18)

	(6)	Shareholder Services Plan (Institutional Class) – Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

	(7)	Shareholder Services Plan (Class A) – Carret Kansas Tax-Exempt Bond Fund.(26)

(n)	(1)	Rule 18f-3 Plan – Clarkston Partners Fund.(16)

	(2)	Rule 18f-3 Plan – Clarkston Founders Fund.(30)

	(3)	Rule 18f-3 Plan – Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

	(4)	Rule 18f-3 Plan – Carret Kansas Tax-Exempt Bond Fund.(23)

	(5)	Rule 18f-3 Plan – Brigade High Income Fund.(39)

(o)		Reserved

(p)	(1)	Code of Ethics for Registrant, as of October 30, 2012, as amended November 14, 2016.(19)

	(2)	Code of Ethics for ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc. and ALPS Fund Services, dated May 1, 2010, as amended July 1, 2017.(20)

	(3)	Code of Ethics for Clarkston Capital Partners, LLC, dated April 29, 2013, as amended June 12, 2023.(40)

	(4)	Code of Ethics for Beacon Investment Advisory Services, Inc.(20)

	(5)	Code of Ethics for Carret Asset Management, LLC.(23)

	(6)	Code of Ethics for Hillman Capital Management, Inc.(33)

	(7)	Code of Ethics for Brigade Capital Management, LP and Brigade Capital UK, LLP.(39)

	(8)	Code of Ethics for Fundsmith Investment Services Limited.(to be filed by subsequent amendment)

	(9)	Code of Ethics for ALPS Advisors Inc.(to be filed by subsequent amendment)

(q)		Power of Attorney dated November 21, 2024.(41)

(1)	Incorporated by reference to Registrant’s Registration Statement filed on September 17, 2012.
(2)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on November 19, 2012.
(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on December 19, 2012.
(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed on July 31, 2013.
(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed on September 24, 2013.
(6)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 16, 2013.
(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on December 19, 2013.
(8)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed on February 24, 2014.
(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on June 30, 2014.
(10)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 filed on August 8, 2014.
(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 29, 2014.
(12)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed on October 1, 2014.
(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on January 29, 2015.
(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed on February 27, 2015.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 15, 2015.
(16)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed on September 8, 2015.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed on January 29, 2016.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on April 26, 2016.
(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 57 filed on January 27, 2017.
(20)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 61 filed on September 29, 2017.
(21)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed on January 29, 2018.
(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed on May 24, 2018.
(23)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 67 filed on June 13, 2018.
(24)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 68 filed on July 16, 2018.
(25)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 71 filed on September 11, 2018.

(26)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 72 filed on September 24, 2018.
(27)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed on January 28, 2019.
(28)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 77 filed on January 28, 2020.
(29)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 78 filed on November 20, 2020
(30)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 80 filed on December 15, 2020.
(31)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 81 filed on December 15, 2020.
(32)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 82 filed on January 28, 2021.
(33)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 84 filed on February 11, 2021.
(34)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 85 filed on February 12, 2021.
(35)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 95 filed on December 10, 2021.
(36)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 96 filed on January 28, 2022.
(37)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 108 filed on December 23, 2022.
(38)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 111 filed on January 27, 2023.
(39)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 113 filed on March 8, 2023.
(40)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 115 filed on January 26, 2024.
(41)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 116 filed on January 28, 2025.

Item 29.	Persons Controlled by or Under Common Control with the Registrant.

None.

Item 30.	Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article 8 of the Registrant’s Declaration of Trust (Exhibit (a)(1) to the Registration Statement) and Section 7 of the Distribution Agreement (Exhibit (e)(1)) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Advisers and Investment Sub-Advisers.

CLARKSTON CAPITAL PARTNERS, LLC

Name *	Position with Clarkston Capital Partners, LLC	Other Business Connections	Type of Business
Jeffrey A. Hakala	Manager; Chief Executive Officer and Co-Chief Investment Officer	Director and Audit Committee Member, Waterford Bancorp, N.A;	Bank Holding Company;
		Director, Compensation Committee Member, and Nominating and Audit Committee Member, Conifer Holdings, Inc.;	Insurance Holding Company;
		Chairman, Chief Executive Officer, and President, Clarkston Companies, Inc.;	Investment Adviser Holding Company;
		Managing Member, Clarkston Ventures, LLC;	Investor in Private Companies;
		Manager, Clarkston 91 West LLC;	Real Estate Holding Company;
		Manager of Sole Member, Clarkston QV Fund GP, LLC;	Manager of Private Investment Vehicle;
		Director, Origin Athletics;	Non-Profit Athletic Organization;
		Member, Michigan State University Athletics Advisory Board.	University Athletic Organization.

Gerald W. Hakala	Manager; Managing Director, Clarkston Capital, and Co-Chief Investment Officer	Director, Conifer Holdings, Inc.;	Insurance Holding Company;
		Director, Executive Vice President, Clarkston Companies, Inc.;	Investment Adviser Holding Company;
		Member, Clarkston Ventures, LLC;	Investor in Private Companies;
		Manager, Clarkston 91 West LLC;	Real Estate Holding Company;
		Director, Pop Daddy Popcorn, LLC.	Consumer Snacks Holding Company.
Jeremy J. Modell	Manager; Managing Director, Clarkston Private Client; and President, Clarkston Private Client	Manager, Modell Capital LLC;	Investment Adviser Holding Company;
		Manager, Clarkston 91 West LLC;	Real Estate Holding Company;
		Investment Committee Member, Vera & Joseph Dresner Foundation;	Charitable Organization;
		Member of Investment Committee, Temple Beth El Endowment;	Religious Organization;
		Investment Committee Member, Jewish Federation of Metropolitan Detroit;	Non-Profit Organization
		Governor, Golf Association of Michigan.	Athletic Organization.
Salvatore F. Gianino	Secretary and Treasurer	Chairman of Directors, Waterford Bancorp, N.A;	Bank Holding Company;
		Executive Vice President, Clarkston Companies, Inc;	Investment Adviser Holding Company;
		Member, Clarkston Ventures, LLC.	Investor in Private Companies.
Jeremy S. Michalski	Chief Financial Officer	None
Melanie M. West	Chief Compliance Officer	Finance Committee Member, Jewish Federation of Metropolitan Detroit	Non-Profit Organization
Kurt P. Terrien	Chief Administrative Officer	Branch Officer Supervisor, ALPS Distributors, Inc.;	Broker-dealer;
		Trustee and Finance Committee Member, Leader Dogs for the Blind.	Charitable Organization.

*	The principal business address for Jeremy J. Modell is 91 West Long Lake Road, Bloomfield Hills, MI 48304. For all other Clarkston Capital Partners, LLC executive officers the principal business address is 303 E Third Street, Suite 110, Rochester, MI 48307.

BEACON INVESTMENT ADVISORY SERVICES, INC.

Name *	Position with Beacon Investment Advisory Services, Inc.	Other Business Connections	Type of Business
Valerie Murray	President	None	N/A
Brian McGann	Head of Investment Strategy	None	N/A
Chris Shagawat	Portfolio Manager	None	N/A
John Longo	Chief Investment Officer	Professor at Rutgers University Board of Directors, Belite Bio	University Biotech Firm
Tom Mathew	Chief Compliance Officer	None	N/A

*	The principal business address for each of the Beacon Investment Advisory Services, Inc. representatives is 163 Madison Avenue, Suite 600, Morristown, NJ 07960.

CARRET ASSET MANAGEMENT, LLC

Name *	Position with Carret Asset Management, LLC	Other Business Connections	Type of Business
Marco Vega	Chief Operating Officer and President	Brean Capital LLC, Quadrant Holdings Inc. and subsidiaries, United Holding Company and subsidiaries, Bernard Holdings LLC, Arc Acquisition Company, LLC	Broker Dealer, Family Office, Insurance, Payroll Processor and Insurance Services, Manufacturing, respectively.
Jason Graybill	Senior Managing Director	None	N/A
Neil Klein	Senior Managing Director	None	N/A
Wayne Reisner	Senior Managing Director	None	N/A

*	The principal business address for each of the Carret Asset Management, LLC representatives is 360 Madison Avenue, 20th Floor, New York, NY 10017.

HILLMAN CAPITAL MANAGEMENT, INC.

Name *	Position with Hillman Capital Management, Inc.	Other Business Connections	Type of Business
Mark A. Hillman	Chief Executive Officer	None	N/A
Trevor Lee	Analyst	None	N/A
Jeffrey T. Long	Director, Systems, Operations and Trading	None	N/A

C. Frank Watson	Chief Compliance Officer	Chief Executive Officer and owner of Fairview Investment Services, Fairview Investment Administration, Filepoint, Fairview Performance Services and Fairview Cyber	Back office services to registered investment advisers
Lindsey G. Vaughan, CFA	Managing Director	N/A	N/A

*	The principal business address for each of the Hillman Capital Management, Inc. representatives is 7255 Woodmont Avenue, Suite 260, Bethesda, MD 20814.

BRIGADE CAPITAL MANAGEMENT, LP

Name	Position with Brigade Capital Management, LP	Other Business Connections	Type of Business
Gabby Champagne-Stitzler	Director-Structured Credit	Director of Mercury Financial Holdings, 11401 Century Oaks Terr Ste 470, Austin, TX 78758-0007	Investment of funds or accounts managed by Brigade Capital Management, LP
		Director of Now Corp., 2300 Peachtree Rd NW Suite C-102, Atlanta, GA 30309	Investment of funds or accounts managed by Brigade Capital Management, LP
Matthew Perkal	Senior Director/Portfolio Manager-Restructuring and Private Credit, Partner	Director of Guitar Center, 5795 Lindero Canyon Rd., Westlake Village, CA 91362	Investment of funds or accounts managed by Brigade Capital Management, LP
		Director of Silver Airways LLC, 2850 Greene Street, Hollywood, FL 33020	Investment of funds or accounts managed by Brigade Capital Management, LP

Item 32.	Principal Underwriter.

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies:

1290 Funds

1WS Credit Income Fund

abrdn ETFs

Accordant ODCE Index Fund

Alpha Alternative Assets Fund

Alternative Credit Income Fund

Apollo Diversified Credit Fund

Apollo Diversified Real Estate Fund

AQR Funds

Axonic Alternative Income Fund

Axonic Funds

BBH Trust

Bluerock High Income Institutional Credit Fund

Bluerock Total Income+ Real Estate Fund

Bridge Builder Trust

Cambria ETF Trust

Centre Funds

CION Ares Diversified Credit Fund

Columbia ETF Trust

Columbia ETF Trust I

Columbia ETF Trust II

CRM Mutual Fund Trust

DBX ETF Trust

ETF Series Solutions (Vident Series)

Financial Investors Trust

Firsthand Funds

Flat Rock Core Income Fund

Flat Rock Opportunity Fund

FS Credit Income Fund

FS Energy Total Return Fund

FS Multi-Alternative Income Fund

FS Series Trust

FS MVP Private Markets Fund

Goehring & Rozencwajg Investment Funds

Goldman Sachs ETF Trust

Goldman Sachs ETF Trust II

Graniteshares ETF Trust

Hartford Funds Exchange-Traded Trust

Heartland Group, Inc.

IndexIQ Active ETF Trust

IndexIQ ETF Trust

Investment Managers Series Trust II (AXS-Advised Funds)

Janus Detroit Street Trust

Lattice Strategies Trust

Litman Gregory Funds Trust

Manager Directed Portfolios (Spyglass Growth Fund)

Meridian Fund, Inc.

Natixis ETF Trust

Natixis ETF Trust II

Opportunistic Credit Interval Fund

PRIMECAP Odyssey Funds

Principal Exchange-Traded Funds

RiverNorth Funds

RiverNorth Opportunities Fund, Inc.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

RiverNorth Opportunistic Municipal Income Fund, Inc.

RiverNorth Managed Duration Municipal Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund, Inc.

RiverNorth Capital and Income Fund, Inc.

RiverNorth Flexible Municipal Income Fund II, Inc.

RiverNorth Managed Duration Municipal Income Fund II, Inc.

SPDR Dow Jones Industrial Average ETF Trust

SPDR S&P 500 ETF Trust

SPDR S&P MidCap 400 ETF Trust

Sprott Funds Trust

Stone Ridge Trust

Stone Ridge Trust II

Stone Ridge Trust IV

Stone Ridge Trust V

Stone Ridge Trust VIII

The Arbitrage Funds

Themes ETF Trust

Thrivent ETF Trust

USCF ETF Trust

Valkyrie ETF Trust II

Wasatch Funds

WesMark Funds

Wilmington Funds

X-Square Balanced Fund

X-Square Series Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name*	Position with Underwriter	Positions with Fund
Stephen J. Kyllo	President, Chief Operating Officer, Director, Chief Compliance Officer	None
Brian Schell **	Vice President & Treasurer	None
Eric Parsons	Vice President, Controller and Assistant Treasurer	None
Jason White***	Secretary	None
Richard C. Noyes	Senior Vice President, General Counsel, Assistant Secretary	None
Eric Theroff^	Assistant Secretary	None
Adam Girard^^	Tax Officer	None
Liza Price	Vice President, Managing Counsel	None
Jed Stahl	Vice President, Managing Counsel	None
Terence Digan	Vice President	None
James Stegall	Vice President	None
Gary Ross	Senior Vice President	None
Hilary Quinn	Vice President	None

*	Except as otherwise noted, the principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1000, Denver, Colorado 80203.

**	The principal business address for Mr. Schell is 100 South Wacker Drive, 19th Floor, Chicago, IL 60606.

***	The principal business address for Mr. White is 4 Times Square, New York, NY 10036.

^	The principal business address for Mr. Theroff is 1055 Broadway Boulevard, Kansas City, MO 64105

^^	The principal business address for Mr. Girard is 80 Lamberton Road, Windsor, CT 06095

(c)	Not applicable.

Item 33.	Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained at the following offices:

Name	Address	City, State, Zip
ALPS Distributors, Inc.	1290 Broadway, Suite 1000	Denver, CO 80203
ALPS Fund Services, Inc.	1290 Broadway, Suite 1000	Denver, CO 80203
Clarkston Capital Partners, LLC	91 West Long Lake Road	Bloomfield Hills, MI 48304
Beacon Investment Advisory Services, Inc.	163 Madison Avenue, Suite 600	Morristown, NJ 07960
Carret Asset Management, LLC	360 Madison Avenue, 20th Floor	New York, NY 10017
Hillman Capital Management, Inc.	7250 Woodmont Avenue, Suite 310	Bethesda, MD 20814
Brigade Capital Management, LP	399 Park Avenue, 15th Floor	New York, NY 10022
Brigade Capital UK, LLP	Southwest House, 11A Regent Street	London, SW1Y 4LR, United Kingdom

Item 34.	Management Services.

Not applicable.

Item 35.	Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 117 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Denver, and State of Colorado, on the 10th day of September, 2025.

ALPS SERIES TRUST

By:	/s/ Lucas Foss
Lucas Foss
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Lucas Foss	President and Principal Executive Officer	September 10, 2025
Lucas Foss

/s/ Jill McFate	Treasurer, Principal Financial Officer, and	September 10, 2025
Jill McFate	Principal Accounting Officer

/s/ Ward D. Armstrong*	Trustee and Chairman	September 10, 2025
Ward D. Armstrong

/s/ J. Wayne Hutchens*	Trustee	September 10, 2025
J. Wayne Hutchens

/s/ Merrillyn J. Kosier*	Trustee	September 10, 2025
Merrillyn J. Kosier

/s/ Patrick Seese*	Trustee	September 10, 2025
Patrick Seese

*	Signature affixed by Lucas Foss pursuant to a Power of Attorney dated November 21, 2024.

Exhibit List

None.